UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

September 30, 2011

1.807735.107

LIM-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,060
Series 2005 A2, 5% 6/1/12	1,500	1,545
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,136
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,992
5.5% 1/1/22	2,300	2,144
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,093
		18,970
Arizona - 2.2%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,911
5% 10/1/17 (FSA Insured)	10,000	11,400
5% 10/1/18 (FSA Insured)	2,500	2,855
5.25% 10/1/20 (FSA Insured)	6,695	7,610
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/12	1,200	1,213
Series 2008 D:
5.5% 1/1/38	6,300	6,608
6% 1/1/27	1,400	1,544
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,704
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,502
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,212
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	7,369
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19 (b)	3,525	3,879
5% 7/1/20 (b)	2,550	2,782
5% 7/1/21 (b)	1,505	1,634
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.5% 7/1/12 (d)	2,450	2,533
5.5% 7/1/13 (d)	1,005	1,080
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	$ 1,050	$ 1,259
Series 2011 C, 5% 7/1/21	1,000	1,201
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,126
Series 2009 A:
5% 7/1/14	1,500	1,675
5% 7/1/18	7,665	9,124
		93,221
California - 14.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,836
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,714
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/20	5,000	6,113
5% 12/1/25	2,195	2,575
5% 12/1/29	4,865	5,520
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,114
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (e)	2,600	2,705
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	6,840	7,579
Series 2004 A:
5% 7/1/15	4,775	5,281
5.25% 7/1/12	1,210	1,254
5.25% 7/1/14	3,900	4,357
Series 2009 A:
5% 7/1/15	8,990	9,944
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (e)	6,210	6,980
5% 7/1/19	7,625	9,029
5.25% 7/1/13 (Escrowed to Maturity) (e)	5,000	5,431
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,737
5.25% 7/1/14	3,445	3,848
5.25% 7/1/14 (Escrowed to Maturity) (e)	2,995	3,387
Series 2009 B, 5% 7/1/20	5,600	6,558
Series A, 5% 7/1/18	4,510	5,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	$ 85	$ 85
5% 10/1/13	1,550	1,676
5% 3/1/15	2,415	2,707
5% 8/1/16	6,070	6,951
5% 3/1/19	1,470	1,686
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,078
5% 3/1/26	2,200	2,289
5% 6/1/27 (AMBAC Insured)	1,800	1,887
5.125% 11/1/24	1,900	1,990
5.25% 3/1/12	2,210	2,254
5.25% 2/1/15	5,000	5,369
5.25% 2/1/16	8,500	9,090
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,639
5.25% 2/1/28	3,400	3,492
5.25% 12/1/33	110	113
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,497
5.5% 4/1/13 (AMBAC Insured)	1,000	1,069
5.5% 8/1/29	13,900	15,078
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,285	1,447
5.5% 8/1/30	10,000	10,796
5.5% 11/1/33	21,355	22,161
6% 3/1/33	12,375	14,006
6% 4/1/38	7,500	8,299
6% 11/1/39	35,800	39,835
6.5% 4/1/33	150	176
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,135	3,349
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,579
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	100	133
6.5% 10/1/38	5,300	5,994
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,264
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	$ 5,900	$ 6,449
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/11 (c)(d)	3,500	3,500
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,400	3,576
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,357
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,679
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,118
(Various Cap. Projs.) Series 2009 G1, 5.25% 10/1/17	15,275	17,543
Series 2005 K, 5% 11/1/16	7,195	7,964
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,417
Series 2009 G1, 5.75% 10/1/30	2,100	2,204
Series 2009 I, 6.125% 11/1/29	1,300	1,434
Series 2010 A, 5.75% 3/1/30	4,100	4,303
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,703
5.75% 11/1/28	5,000	5,594
5% 11/1/14 (FSA Insured)	1,000	1,121
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,051
5% 6/15/13	8,665	9,253
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	690
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,362
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,915
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,815	$ 2,069
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,568
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,594
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
5.75% 1/15/40	1,600	1,463
5.875% 1/15/27	1,000	991
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	2,000	2,207
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	3,000	3,248
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,620
Series 2010 C, 5.25% 8/1/39	3,700	4,113
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,493
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	15,150
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,552
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	24,417
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,619
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.) 5% 1/1/12 (FSA Insured) (d)	1,835	1,848
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,038
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,463
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,135
5% 7/1/23	3,800	4,257
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	$ 3,600	$ 3,796
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,190
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,400
5% 7/1/20	2,000	2,328
5% 7/1/21	1,500	1,727
5% 7/1/22	2,250	2,567
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,635
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,608
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,420	3,565
Poway Unified School District 0% 8/1/36	4,200	973
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,985	4,639
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	822
5.25% 7/1/21	700	824
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,279
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,602
6.5% 8/1/27	3,500	4,081
6.5% 8/1/28	2,750	3,189
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,188
5.25% 8/1/26	2,200	2,259
5.5% 8/1/20	2,000	2,197
Series 2009 B, 5% 8/1/18	7,355	8,033
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,685
5% 5/15/22	2,000	2,265
Series 2009 B, 5% 5/15/12	500	514
San Diego Unified School District Series C:
0% 7/1/46	20,405	2,522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District Series C: - continued
0% 7/1/47	$ 13,000	$ 1,513
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Pre-Refunded to 5/1/12 @ 100) (d)(e)	1,395	1,430
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,504
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,574
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,126
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,313
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,782
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,409
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	890
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,340
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,846
Series 2009 O, 5.25% 5/15/39	1,900	2,067
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,782
		603,325
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	5,000	4,979
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,083
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,458
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	$ 11,100	$ 8,226
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,168
5% 11/15/12 (Escrowed to Maturity) (e)	120	126
5% 11/15/14	1,105	1,226
5% 11/15/14 (Escrowed to Maturity) (e)	60	68
Series 2006 F:
5% 11/15/13	395	428
5% 11/15/13 (Escrowed to Maturity) (e)	890	975
5% 11/15/14	420	466
5% 11/15/14 (Escrowed to Maturity) (e)	935	1,062
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,132
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/12	675	677
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,397
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,020	6,054
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,506
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,162
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,162
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,115
Series 2010 A:
0% 9/1/35	2,000	386
0% 9/1/37	3,000	501
0% 9/1/38	3,760	583
		44,940
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	$ 10,000	$ 10,981
5% 2/1/15	10,000	11,371
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,057
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,219
		25,628
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,072
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,372
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,851
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,594
5% 4/1/14	2,000	2,162
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,574
		25,625
Florida - 8.9%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,058
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,437
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,575
Series 2011 A1, 5% 6/1/18	2,000	2,174
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,069
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,505
Clearwater Wtr. and Swr. Rev.:
Series 2009 B:
5% 12/1/11	2,695	2,715
5% 12/1/12	3,880	4,081
Series 2011:
5% 12/1/21	1,300	1,539
5% 12/1/23	2,245	2,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clearwater Wtr. and Swr. Rev.: - continued
Series 2011:
5% 12/1/24	$ 2,365	$ 2,701
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,857
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,297
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,278
Series 2011 C:
5% 6/1/20	12,380	15,033
5% 6/1/21	13,005	15,903
5% 6/1/22	10,000	12,066
Series A, 5.5% 6/1/38	1,800	2,007
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,936
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,864
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,751
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,435	2,532
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	6,500	6,607
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (e)	5,000	5,544
Series 2005 I:
5% 11/15/17	2,600	2,982
5% 11/15/18	2,000	2,307
Series 2008 B, 6% 11/15/37	12,000	12,866
Series B:
5% 11/15/17	1,050	1,165
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (e)	150	175
Series G:
5% 11/15/12	965	1,012
5% 11/15/12 (Escrowed to Maturity) (e)	35	37
5% 11/15/13	1,545	1,673
5% 11/15/13 (Escrowed to Maturity) (e)	55	60
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	$ 8,750	$ 9,017
Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	9,951
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,872
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (e)	3,600	5,098
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (e)	1,940	2,444
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,040
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,167
5% 9/1/22	2,270	2,624
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,518
5% 10/1/14	7,000	7,688
Jacksonville Sales Tax Rev. Series 2008, 4% 10/1/11	2,105	2,105
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,066
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12	2,300	2,333
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,108
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,391
5% 11/15/14	2,485	2,706
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,430	3,603
5.25% 6/1/24	3,800	3,988
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,875
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,463
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,224
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,356
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 2,500	$ 2,619
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,571
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,930
5% 8/1/15 (AMBAC Insured)	5,990	6,565
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,510
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,807
5.75% 10/1/43	1,850	1,889
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,004
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (e)	3,260	3,474
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,752
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,910
5% 11/1/14 (FSA Insured)	1,825	1,960
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,156
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/19	1,500	1,798
5% 10/1/20	3,500	4,216
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,659
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,046
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,835
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,125	$ 15,822
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,514
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,052
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,732
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,658
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,704
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,660
5% 10/1/18 (FSA Insured) (d)	10,515	11,664
5% 10/1/19 (FSA Insured) (d)	5,965	6,527
		380,388
Georgia - 3.3%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,045
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,264
Series 2011 B, 5% 1/1/13 (d)	1,000	1,048
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	8,400	8,591
Series 2008, 0.8%, tender 6/21/12 (c)	15,145	15,151
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	11,614
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	7,015	5,375
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,383
5% 11/1/18	6,000	6,891
5% 11/1/19	3,000	3,443
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18 (e)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,801
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	$ 12,365	$ 12,748
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	576
5% 9/15/14	715	740
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,232
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,746
5.25% 1/1/20	1,625	1,902
Series 2008 D, 5.75% 1/1/19	11,500	13,640
Series 2009 B, 5% 1/1/16	2,500	2,832
Series 2011 A, 5% 1/1/21	9,000	10,388
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,403
5% 10/1/13	1,450	1,522
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,143
		140,519
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	4,995	5,590
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,398
		9,988
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,949
6.75% 11/1/37	2,600	2,878
		5,827
Illinois - 11.7%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,607
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,035
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,590
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 860
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,908
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,498
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,571
Series 2010 F, 5% 12/1/31	20,000	20,160
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,600
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	776
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	374
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	193
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	910	1,007
Series 2006 A, 5% 1/1/23	10,975	11,565
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (e)	3,580	3,718
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,749
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Series 2010 D:
5.25% 1/1/18 (d)	750	825
5.25% 1/1/19 (d)	5,125	5,646
Series 2011 B, 5% 1/1/20	4,430	4,956
Series 2011 C, 6.5% 1/1/41	14,300	16,784
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,111
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,868
Series 2010 C:
5% 1/1/22	3,155	3,697
5% 1/1/23	3,400	3,918
5% 1/1/24	2,000	2,267
5.25% 1/1/37	3,385	3,655
5.25% 1/1/40	1,575	1,699
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.: - continued
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 370	$ 371
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,226
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,753
Chicago Spl. Trans. Rev. Series 2001, 5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,487
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,719
Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,802
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/12	3,645	3,732
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,277
Series 2008, 5.25% 11/1/33	5,200	5,453
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity) (e)	2,500	2,461
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,153
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	624
Series 2009 D, 5% 11/15/17	3,250	3,700
Series 2010 A, 5.25% 11/15/24	17,925	19,750
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,263
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,007
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,860
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,943
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,358
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (c)(d)	6,320	6,496
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	$ 3,255	$ 3,463
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity) (e)	475	514
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	562
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,103
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,355
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	28,900	20,304
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,688
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,493
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,692
5.25% 10/1/14	2,290	2,430
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,882
(Alexian Brothers Health Sys. Proj.) Series 2008:
5% 1/1/20 (FSA Insured)	5,600	6,165
5.5% 2/15/38	5,000	5,088
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,083
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,433
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,044
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,780
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,906
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,227
5% 5/15/19	3,940	4,263
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,270
6.25% 5/1/21	6,395	7,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 785	$ 811
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,163
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,413
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	10,500	9,749
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,015
Bonds (Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,077
Series 2008 A, 5.625% 1/1/37	7,660	7,346
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,005
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,038
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,513
Series 2004 A, 5% 3/1/12	1,000	1,017
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,037
Series 2006:
5% 1/1/18	9,600	10,748
5% 1/1/19	3,200	3,561
Series 2007 B, 5% 1/1/15	1,150	1,274
Series 2009 A, 3.5% 9/1/13	3,000	3,127
Series 2010:
4% 1/1/13	3,900	4,040
5% 1/1/21 (FSA Insured)	10,000	10,864
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,604
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,261
Illinois Sales Tax Rev. Series 2010:
5% 6/15/15	1,200	1,358
5% 6/15/16	10,000	11,458
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (e)	2,300	2,726
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (e)	$ 31,840	$ 37,736
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,419
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (e)	1,500	1,685
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,216
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,424
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (e)	860	826
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,003
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,476
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,394
0% 12/1/14 (FSA Insured)	5,180	4,851
0% 12/1/15 (FSA Insured)	3,810	3,466
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,589
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,466
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,550	3,064
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,676
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	973
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.):
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,022
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,208
Series 2010 B1, 0% 6/15/44	14,600	2,028
Series A, 0% 6/15/14 (Escrowed to Maturity) (e)	5,945	5,828
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	544
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,293
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,117
5% 10/1/19	1,475	1,594
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,873
0% 4/1/14	3,500	3,314
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity) (e)	1,515	1,474
0% 11/1/14 (FSA Insured)	1,285	1,189
0% 11/1/16 (Escrowed to Maturity) (e)	995	927
0% 11/1/16 (FSA Insured)	3,005	2,553
0% 11/1/17 (FSA Insured)	1,300	1,049
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	925
		500,461
Indiana - 2.9%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,039
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,230
5% 1/10/14 (FSA Insured)	1,180	1,287
5% 7/10/14 (FSA Insured)	1,215	1,339
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,518
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,462
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
East Allen Woodlan School Bldg. Corp. Series 2005, 5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,295	$ 1,311
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,905
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,329
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,853
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,155
5.25% 7/15/16 (FSA Insured)	2,095	2,439
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,760
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(d)	1,650	1,788
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,418
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,556
5% 12/1/17	855	992
Series 2010 A, 5% 2/1/17	3,700	4,412
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.8%, tender 12/1/11 (c)	2,400	2,400
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,627
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,831
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,182
Indiana St Fin. Auth. Wastewtr. Series 2011 A, 5.25% 10/1/24	4,025	4,574
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,585
0% 12/1/17 (AMBAC Insured)	1,470	1,245
0% 6/1/18 (AMBAC Insured)	1,740	1,438
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Thermal Energy Sys.:
Series 2001 A, 5.5% 10/1/16 (e)	$ 5,000	$ 5,050
Series 2010 B:
5% 10/1/20	8,310	9,464
5% 10/1/21	5,500	6,336
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (e)	1,090	1,134
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,234
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (e)	1,530	1,785
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (e)	1,310	1,528
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,872
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,532
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,700
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,858
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,016
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,648
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,504
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,018
		123,520
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,915
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (e)	4,800	4,814
		6,729
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	$ 1,110	$ 1,184
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,056
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,056
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,021
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,608
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,629
		12,880
Kentucky - 1.5%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,464
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,392
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,151
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,057
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.05%, tender 12/1/11 (c)(d)	5,000	5,000
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,849
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	14,680	15,123
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,326
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,709
		63,071
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,015
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,344
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	$ 1,050	$ 1,092
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,334
5% 7/1/15	2,740	3,021
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,817
0% 9/1/13 (AMBAC Insured)	1,400	1,332
		17,955
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,625
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,231
6% 7/1/38	1,800	2,048
		8,904
Maryland - 0.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,751
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	4,661
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/12	1,000	1,033
5% 7/1/17	1,190	1,331
5% 7/1/18	2,500	2,813
Series 2010, 5.125% 7/1/39	3,600	3,696
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,775	1,927
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,810
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	589
5% 4/1/16	1,665	1,920
		25,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 2.3%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	$ 2,570	$ 3,106
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,074
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	115	117
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	723
5% 1/1/13	750	788
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,135
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(d)	3,000	3,234
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (e)	11,400	11,962
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,104
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,800	1,963
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,463
Series 2007 B, 5% 11/1/15	7,000	8,148
Series 2007 C:
5.25% 8/1/22	3,300	3,820
5.25% 8/1/23	1,600	1,844
5.25% 8/1/24	4,000	4,592
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	2,013
Series 2008 E2, 5% 7/1/12	2,075	2,133
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,568
5% 7/1/21	4,700	5,310
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,174
5%, tender 7/1/15 (c)	7,000	7,726
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,800	1,836
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,900	2,940
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (d)	$ 1,000	$ 997
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	969
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	3,729
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,707
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,208
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		96,408
Michigan - 2.3%
Big Rapids Pub. School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,173
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,548
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,273
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,953
Series 2006 D, 0.764% 7/1/32 (c)	5,530	3,636
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,769
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,382
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,430
5% 12/1/15	665	754
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,559
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,282
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,128
5% 11/15/21	650	731
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13 (e)	$ 2,640	$ 2,644
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (e)	160	160
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,659
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,017
5.5% 3/1/17	1,885	1,914
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,018
Series 2008 A:
5% 5/15/12	1,250	1,281
5% 5/15/13	1,500	1,591
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,921
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,127
5% 12/1/26	980	1,009
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100) (e)	220	263
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	10,000	10,154
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,836
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,384
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	1,025	1,104
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,065
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,909
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,220
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,032
4% 1/1/14	1,100	1,165
5% 1/1/15	1,585	1,757
		96,848
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	$ 575	$ 586
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (d)	1,000	1,050
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,353
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,685
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	6,214
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,813
5% 1/1/20	4,500	5,253
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,230	1,264
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,695
5.5% 7/1/18	1,400	1,582
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	407
5% 5/15/13	395	411
5% 5/15/14	250	264
		30,577
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,347
5% 8/15/13	1,500	1,581
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,309
		4,237
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,040
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	$ 1,000	$ 1,120
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,120
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	387
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (e)	1,945	2,061
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (d)	1,500	1,625
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,957
		10,358
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,362
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,797
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,533
		5,330
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,559
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,136
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,156
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,036
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,672
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,059
5% 7/1/14	1,000	1,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,300	$ 2,413
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,722
		21,838
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	609
New Jersey - 2.3%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,773
Series 2005 B, 5% 2/15/13	2,210	2,264
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,705
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,188
5.25% 6/15/21	4,500	4,969
5.25% 6/15/22	10,585	11,526
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(d)	14,600	14,617
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,567
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,359
5.25% 3/1/21	6,500	7,069
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,305
5.25% 3/1/23	1,500	1,620
5.25% 3/1/24	5,550	5,968
5.25% 3/1/25	4,200	4,488
5.25% 3/1/26	4,700	4,991
Series 2008 Y, 5% 9/1/12	2,545	2,655
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,546
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	3,735	4,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (e)	$ 6,420	$ 7,194
New Jersey Trans. Trust Fund Auth. Series 2003 B. 5.25% 12/15/19	3,035	3,516
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,091
		99,542
New Mexico - 1.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	28,814
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,392
4% 9/1/16	3,000	3,244
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,410
		40,860
New York - 14.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,175
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,961
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,165
5.75% 7/1/40	1,000	1,035
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	4,740	5,149
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (e)	2,240	2,311
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,183
5.75% 5/1/19 (FSA Insured)	5,590	6,078
5.75% 5/1/22 (FSA Insured)	8,525	9,121
5.75% 5/1/25 (FSA Insured)	1,715	1,830
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33	6,000	6,777
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series A, 5% 12/1/25 (FGIC Insured)	$ 2,200	$ 2,359
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,033
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,701
New York City Gen. Oblig.:
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (e)	600	608
Series 2005 F1, 5.25% 9/1/14	3,600	4,067
Series 2005 G, 5% 8/1/14	6,500	7,276
Series 2008 E, 5% 8/1/13	11,760	12,732
Series 2010 C, 5% 8/1/14	10,000	11,194
Series 2010 E, 5% 8/1/16	11,210	13,051
Series C:
5.5% 8/1/13	1,965	2,091
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100) (e)	35	37
Series J:
5% 3/1/12	1,105	1,126
5% 3/1/12 (Escrowed to Maturity) (e)	1,915	1,952
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,315
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	896
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,106
Series 2009 S2, 6% 7/15/38	7,000	7,939
Series 2009 S3, 5.25% 1/15/34	20,000	21,472
Series 2009 S4, 5.75% 1/15/39	6,400	7,131
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	32,135	32,252
6% 11/1/28 (a)	41,505	41,671
Series 2003 B:
4% 2/1/21	5,000	5,607
5% 2/1/21	3,510	4,242
Series 2010 B, 5% 11/1/20	37,195	44,060
Series 2010 D:
5% 11/1/15	1,475	1,719
5% 11/1/16	9,410	11,175
Series 2012 A, 5% 11/1/21	5,460	6,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	$ 2,600	$ 2,939
Series 2009 A:
5% 3/15/17	9,975	11,828
5% 3/15/19	11,040	13,219
Series 2009 D, 5% 6/15/13	28,070	30,253
Series 2010 A:
5% 2/15/19	1,000	1,197
5% 2/15/20	3,000	3,598
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	5,275	5,574
Series A:
5.75% 7/1/13	1,930	2,037
5.75% 7/1/13 (AMBAC Insured)	625	659
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/12	6,855	6,972
5% 2/15/13	6,545	6,954
5% 8/15/13	7,390	7,959
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,144
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	844
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,756
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,097
Series 2009 A:
5% 7/1/20	5,000	5,753
5% 7/1/21	12,335	14,137
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,446
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,684
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,061
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	9,290
Series 2005 C, 5.25% 11/15/14	1,000	1,121
Series 2008 C, 6.5% 11/15/28	11,300	13,402
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(d)	28,100	28,187
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	$ 5,000	$ 5,410
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,381
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,651
5% 4/1/14	1,500	1,660
Series 2010 A, 5% 4/1/23	8,195	9,462
Series 2011 A, 5% 4/1/19	2,000	2,379
Series 2011 A1, 5% 4/1/20	2,220	2,653
Series 2011 A2, 5% 4/1/21	2,000	2,386
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,776
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	4,085	4,293
Series 2008 D, 5% 1/1/13	9,500	10,037
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(d)	3,000	3,035
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	6,370	6,628
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,339
5.25% 6/1/22 (AMBAC Insured)	9,450	10,018
5.5% 6/1/19	1,000	1,080
Series 2003 B, 5.5% 6/1/18	5,645	5,824
Series 2003 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100) (e)	11,520	11,917
Series 2003B 1C:
5.5% 6/1/19	4,700	5,076
5.5% 6/1/20	800	861
5.5% 6/1/22	600	643
Series 2011, 5% 6/1/16	17,000	19,558
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,019
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (e)	9,100	10,393
		639,867
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	$ 1,215	$ 1,218
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,100	4,377
		5,595
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,730
5.25% 6/1/20 (AMBAC Insured)	1,520	1,632
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,655
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,203
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,348
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,533
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	1,250	1,399
5% 1/1/16	3,000	3,407
5% 1/1/20	2,110	2,394
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,621
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,463
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,719
5% 6/1/22	4,000	4,426
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,807
		34,337
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	3,685	3,815
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	$ 1,000	$ 1,027
5% 7/1/14	1,000	1,069
		5,911
Ohio - 2.8%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,705
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,431
6% 6/1/42	1,500	1,075
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,545
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,069
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,240
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,210	3,222
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,556
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,713
5% 10/1/22	2,000	2,273
5% 10/1/23	3,000	3,369
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,155
Series 2010 B, 4% 9/15/15	2,830	3,170
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,939
5% 8/1/16	3,480	4,089
Series 2010 B, 5% 8/1/15	15,775	18,212
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,203
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	$ 4,790	$ 5,170
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.8%, tender 12/1/11 (c)	5,500	5,500
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,884
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,798
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(d)	15,000	15,884
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	26
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	975	1,009
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	500	506
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,226
5.75% 12/1/35	5,200	5,391
		118,360
Oklahoma - 0.8%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	1,000
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,145
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,389
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,702
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,411
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,552
5% 8/15/13	1,260	1,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	$ 4,000	$ 4,666
5% 1/1/22 (FSA Insured)	12,455	14,379
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,440
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,088
5% 12/15/14	850	950
		36,073
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,786
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,667
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,210	1,222
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,660
Series 2008 B:
5% 6/15/12	2,000	2,064
5% 6/15/13	2,000	2,132
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,412
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,142
5% 12/15/13	1,155	1,191
Series 2006 B, 5% 12/15/13	3,115	3,211
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	175	179
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (e)	380	392
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,973
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	$ 2,150	$ 2,597
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,982
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,691
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,529
Series 2009 A, 5% 6/1/17	2,925	3,219
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,315
6.5% 11/1/16 (d)	1,100	1,114
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (e)	1,745	2,095
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,395
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,220
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	8,964
Series 2009 B, 5% 12/1/16	12,500	14,354
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,794
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,232
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,015
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,856
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,378
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	736
Series 2010 C:
5% 9/1/20	14,000	15,425
5% 9/1/21	6,000	6,558
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	$ 3,000	$ 3,363
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,042
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,041
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,728
5% 9/1/20 (FSA Insured)	1,000	1,150
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,510
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,013
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,422
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,291
		146,274
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,407
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,138
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	660
		2,798
South Carolina - 0.5%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,409
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,531
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 3% 11/1/12	1,590	1,627
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	802
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	$ 1,935	$ 2,136
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,095
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Series 2011 B, 5% 12/1/20	2,275	2,715
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,516
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,032
		21,095
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	423
5.25% 11/1/18	1,000	1,146
		1,569
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/11	3,270	3,294
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,714
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,223
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,321
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,795
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,174
Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,614
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,731
4.75% 7/1/15	3,560	3,931
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,777
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,665
		44,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - 8.7%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	$ 1,800	$ 1,962
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,532
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	929
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,821
6% 1/1/18	1,000	1,021
6% 1/1/19	1,335	1,354
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,544
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,607
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,608
5% 11/15/17	1,375	1,626
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,187
5.25% 2/15/42	6,000	6,457
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,484
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,250
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	180
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,190	1,225
5.375% 5/1/16 (FSA Insured)	185	190
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e)	1,240	1,276
5.375% 5/1/17 (FSA Insured)	195	200
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,146
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,327
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,208
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,705
5% 8/15/13	9,575	10,057
Clint Independent School District Series 2003:
5.5% 8/15/18	190	197
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District Series 2003: - continued
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (e)	$ 810	$ 847
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,500	1,530
Series A, 0% 2/15/16	3,640	3,424
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	2,555	2,754
5.25% 12/1/38	6,700	7,264
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,710
5% 11/1/16	3,000	3,459
5% 11/1/21	1,500	1,631
Series 2009, 5% 11/1/19	1,000	1,163
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,553
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,886
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,526
Series 2009, 5% 2/15/17	1,220	1,452
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,885
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,101
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,253
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,916
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,458
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,696
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,353
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,265
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,726
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (e)	$ 1,000	$ 1,021
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (e)	1,140	1,164
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	8,000	8,683
Series A, 5.5% 7/1/39	6,000	6,399
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,963
0% 8/15/15	2,000	1,918
Houston Util. Sys. Rev. Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,951
Houston Wtr. & Swr. Sys. Rev. Series C, 0% 12/1/11 (AMBAC Insured)	8,250	8,247
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,176
0% 2/15/17	1,400	1,274
Series 2009, 4% 2/15/14	410	441
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,090
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,264
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	973
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,585
0% 8/15/17	1,020	916
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,596
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,575
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,642
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,791
Series 2010:
5% 5/15/14	6,000	6,655
5% 5/15/15	2,475	2,816
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21	2,405	2,530
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,149
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District:
5.5% 2/15/15	$ 25	$ 25
5.5% 2/15/16	35	36
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,146
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.15%, tender 10/3/11 (c)	6,100	6,100
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	529
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,557
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,611
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,025
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,287
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (e)	2,520	2,891
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,100	1,249
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,490
Northside Independent School District Series A:
5.25% 2/15/17	725	736
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	2,250	2,291
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,323
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,744
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,129
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,160
Rockwall Independent School District Series 2002:
5.375% 2/15/17	20	20
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,025	1,044
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District Series 2002: - continued
5.375% 2/15/18	$ 25	$ 25
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (e)	1,345	1,370
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,043
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,095
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,357
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,547
5.375% 2/1/17	3,140	3,187
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	355	361
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,842
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,013
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,770
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (e)	3,650	4,142
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,421
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,048
Series 2009:
5% 10/1/19	3,045	3,605
5% 10/1/20	2,180	2,557
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,733
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,275
5% 11/15/14	2,005	2,234
5% 11/15/15	1,880	2,141
5.75% 11/15/24	4,700	5,294
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	$ 7,000	$ 7,957
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,960
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,414
Series 2011 A:
5% 8/1/19 (d)	1,545	1,808
5% 8/1/21 (d)	1,530	1,783
Series 2011 B, 2% 8/1/12 (d)	3,300	3,342
Series 2011 C:
5% 8/1/20 (d)	1,625	1,896
5% 8/1/21 (d)	1,460	1,701
Series B, 0% 10/1/13	8,900	8,662
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,499
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,413
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,431
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,042
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,833
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,137
5.625% 7/15/21	835	837
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,023
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,178
Waller Independent School District:
5.5% 2/15/26	3,220	3,667
5.5% 2/15/33	4,160	4,603
5.5% 2/15/37	4,820	5,299
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,427
White Settlement Independent School District:
5.75% 8/15/34	60	61
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100) (e)	1,190	1,247
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Wylie Independent School District Series 2001, 0% 8/15/20	$ 1,000	$ 776
Ysleta Independent School District Series 2005, 5% 8/15/23	1,745	1,926
		374,139
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,838
5% 8/15/18	2,500	2,923
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,590
		13,351
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,203
6.125% 12/1/27 (AMBAC Insured)	2,800	2,820
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,036
5% 12/1/14 (FSA Insured)	1,200	1,290
5% 12/1/15 (FSA Insured)	1,000	1,096
		7,445
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,436
5% 10/1/14	3,000	3,236
		6,672
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(d)	7,500	7,684
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,245
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	12,946
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	$ 5,000	$ 5,000
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,650
		30,525
Washington - 2.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,370
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,188
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,053
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,325
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,155
Series 2012 A:
5% 7/1/19 (b)	10,000	11,426
5% 7/1/20 (b)	25,000	28,431
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	150
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (e)	1,855	1,945
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,082
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,388
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,449
Series 2009, 5.25% 1/1/42	1,900	2,058
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,511
5% 12/1/19	1,385	1,642
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003: - continued
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,072
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,402
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,719
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity) (e)	2,025	2,017
Series R 97A, 0% 7/1/19 (Escrowed to Maturity) (e)	3,440	2,915
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,732
5% 8/15/16	2,500	2,738
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,210
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Pre-Refunded to 10/1/11 @ 100) (e)	3,065	3,065
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,628
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,010
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,972
		125,737
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	1,028
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,560
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,478
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,094
		7,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (e)	$ 875	$ 908
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	1,300	1,352
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	61
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (e)	970	988
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,264
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,784
5.75% 7/1/30	2,000	2,040
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,077
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	909
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (e)	1,760	1,813
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,031
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,031
Series 2003 A, 5.5% 8/15/14	1,775	1,866
Series 2006 A, 5% 8/15/12	4,795	4,926
		21,050
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,931
TOTAL MUNICIPAL BONDS (Cost $3,973,773)		4,177,772
Municipal Notes - 0.3%
	Principal Amount (000s)	Value (000s)
Florida - 0.3%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $10,600)	$ 10,600	$ 10,600
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $3,984,373)		4,188,372
NET OTHER ASSETS (LIABILITIES) - 2.2%		95,182
NET ASSETS - 100%		$ 4,283,554
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $3,984,260,000. Net unrealized appreciation aggregated $204,112,000, of which $210,047,000 related to appreciated investment securities and $5,935,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2011

1.837322.105

ALIM-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,060
Series 2005 A2, 5% 6/1/12	1,500	1,545
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,136
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,992
5.5% 1/1/22	2,300	2,144
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,093
		18,970
Arizona - 2.2%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,911
5% 10/1/17 (FSA Insured)	10,000	11,400
5% 10/1/18 (FSA Insured)	2,500	2,855
5.25% 10/1/20 (FSA Insured)	6,695	7,610
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/12	1,200	1,213
Series 2008 D:
5.5% 1/1/38	6,300	6,608
6% 1/1/27	1,400	1,544
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,704
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,502
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,212
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	7,369
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19 (b)	3,525	3,879
5% 7/1/20 (b)	2,550	2,782
5% 7/1/21 (b)	1,505	1,634
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.5% 7/1/12 (d)	2,450	2,533
5.5% 7/1/13 (d)	1,005	1,080
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	$ 1,050	$ 1,259
Series 2011 C, 5% 7/1/21	1,000	1,201
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,126
Series 2009 A:
5% 7/1/14	1,500	1,675
5% 7/1/18	7,665	9,124
		93,221
California - 14.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,836
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,714
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/20	5,000	6,113
5% 12/1/25	2,195	2,575
5% 12/1/29	4,865	5,520
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,114
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (e)	2,600	2,705
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	6,840	7,579
Series 2004 A:
5% 7/1/15	4,775	5,281
5.25% 7/1/12	1,210	1,254
5.25% 7/1/14	3,900	4,357
Series 2009 A:
5% 7/1/15	8,990	9,944
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (e)	6,210	6,980
5% 7/1/19	7,625	9,029
5.25% 7/1/13 (Escrowed to Maturity) (e)	5,000	5,431
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,737
5.25% 7/1/14	3,445	3,848
5.25% 7/1/14 (Escrowed to Maturity) (e)	2,995	3,387
Series 2009 B, 5% 7/1/20	5,600	6,558
Series A, 5% 7/1/18	4,510	5,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	$ 85	$ 85
5% 10/1/13	1,550	1,676
5% 3/1/15	2,415	2,707
5% 8/1/16	6,070	6,951
5% 3/1/19	1,470	1,686
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,078
5% 3/1/26	2,200	2,289
5% 6/1/27 (AMBAC Insured)	1,800	1,887
5.125% 11/1/24	1,900	1,990
5.25% 3/1/12	2,210	2,254
5.25% 2/1/15	5,000	5,369
5.25% 2/1/16	8,500	9,090
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,639
5.25% 2/1/28	3,400	3,492
5.25% 12/1/33	110	113
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,497
5.5% 4/1/13 (AMBAC Insured)	1,000	1,069
5.5% 8/1/29	13,900	15,078
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,285	1,447
5.5% 8/1/30	10,000	10,796
5.5% 11/1/33	21,355	22,161
6% 3/1/33	12,375	14,006
6% 4/1/38	7,500	8,299
6% 11/1/39	35,800	39,835
6.5% 4/1/33	150	176
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,135	3,349
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,579
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	100	133
6.5% 10/1/38	5,300	5,994
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,264
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	$ 5,900	$ 6,449
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/11 (c)(d)	3,500	3,500
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,400	3,576
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,357
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,679
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,118
(Various Cap. Projs.) Series 2009 G1, 5.25% 10/1/17	15,275	17,543
Series 2005 K, 5% 11/1/16	7,195	7,964
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,417
Series 2009 G1, 5.75% 10/1/30	2,100	2,204
Series 2009 I, 6.125% 11/1/29	1,300	1,434
Series 2010 A, 5.75% 3/1/30	4,100	4,303
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,703
5.75% 11/1/28	5,000	5,594
5% 11/1/14 (FSA Insured)	1,000	1,121
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,051
5% 6/15/13	8,665	9,253
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	690
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,362
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,915
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,815	$ 2,069
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,568
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,594
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
5.75% 1/15/40	1,600	1,463
5.875% 1/15/27	1,000	991
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	2,000	2,207
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	3,000	3,248
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,620
Series 2010 C, 5.25% 8/1/39	3,700	4,113
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,493
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	15,150
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,552
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	24,417
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,619
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.) 5% 1/1/12 (FSA Insured) (d)	1,835	1,848
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,038
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,463
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,135
5% 7/1/23	3,800	4,257
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	$ 3,600	$ 3,796
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,190
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,400
5% 7/1/20	2,000	2,328
5% 7/1/21	1,500	1,727
5% 7/1/22	2,250	2,567
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,635
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,608
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,420	3,565
Poway Unified School District 0% 8/1/36	4,200	973
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,985	4,639
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	822
5.25% 7/1/21	700	824
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,279
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,602
6.5% 8/1/27	3,500	4,081
6.5% 8/1/28	2,750	3,189
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,188
5.25% 8/1/26	2,200	2,259
5.5% 8/1/20	2,000	2,197
Series 2009 B, 5% 8/1/18	7,355	8,033
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,685
5% 5/15/22	2,000	2,265
Series 2009 B, 5% 5/15/12	500	514
San Diego Unified School District Series C:
0% 7/1/46	20,405	2,522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District Series C: - continued
0% 7/1/47	$ 13,000	$ 1,513
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Pre-Refunded to 5/1/12 @ 100) (d)(e)	1,395	1,430
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,504
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,574
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,126
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,313
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,782
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,409
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	890
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,340
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,846
Series 2009 O, 5.25% 5/15/39	1,900	2,067
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,782
		603,325
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	5,000	4,979
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,083
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,458
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	$ 11,100	$ 8,226
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,168
5% 11/15/12 (Escrowed to Maturity) (e)	120	126
5% 11/15/14	1,105	1,226
5% 11/15/14 (Escrowed to Maturity) (e)	60	68
Series 2006 F:
5% 11/15/13	395	428
5% 11/15/13 (Escrowed to Maturity) (e)	890	975
5% 11/15/14	420	466
5% 11/15/14 (Escrowed to Maturity) (e)	935	1,062
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,132
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/12	675	677
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,397
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,020	6,054
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,506
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,162
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,162
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,115
Series 2010 A:
0% 9/1/35	2,000	386
0% 9/1/37	3,000	501
0% 9/1/38	3,760	583
		44,940
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	$ 10,000	$ 10,981
5% 2/1/15	10,000	11,371
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,057
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,219
		25,628
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,072
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,372
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,851
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,594
5% 4/1/14	2,000	2,162
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,574
		25,625
Florida - 8.9%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,058
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,437
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,575
Series 2011 A1, 5% 6/1/18	2,000	2,174
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,069
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,505
Clearwater Wtr. and Swr. Rev.:
Series 2009 B:
5% 12/1/11	2,695	2,715
5% 12/1/12	3,880	4,081
Series 2011:
5% 12/1/21	1,300	1,539
5% 12/1/23	2,245	2,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clearwater Wtr. and Swr. Rev.: - continued
Series 2011:
5% 12/1/24	$ 2,365	$ 2,701
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,857
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,297
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,278
Series 2011 C:
5% 6/1/20	12,380	15,033
5% 6/1/21	13,005	15,903
5% 6/1/22	10,000	12,066
Series A, 5.5% 6/1/38	1,800	2,007
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,936
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,864
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,751
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,435	2,532
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	6,500	6,607
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (e)	5,000	5,544
Series 2005 I:
5% 11/15/17	2,600	2,982
5% 11/15/18	2,000	2,307
Series 2008 B, 6% 11/15/37	12,000	12,866
Series B:
5% 11/15/17	1,050	1,165
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (e)	150	175
Series G:
5% 11/15/12	965	1,012
5% 11/15/12 (Escrowed to Maturity) (e)	35	37
5% 11/15/13	1,545	1,673
5% 11/15/13 (Escrowed to Maturity) (e)	55	60
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	$ 8,750	$ 9,017
Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	9,951
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,872
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (e)	3,600	5,098
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (e)	1,940	2,444
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,040
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,167
5% 9/1/22	2,270	2,624
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,518
5% 10/1/14	7,000	7,688
Jacksonville Sales Tax Rev. Series 2008, 4% 10/1/11	2,105	2,105
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,066
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12	2,300	2,333
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,108
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,391
5% 11/15/14	2,485	2,706
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,430	3,603
5.25% 6/1/24	3,800	3,988
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,875
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,463
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,224
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,356
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 2,500	$ 2,619
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,571
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,930
5% 8/1/15 (AMBAC Insured)	5,990	6,565
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,510
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,807
5.75% 10/1/43	1,850	1,889
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,004
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (e)	3,260	3,474
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,752
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,910
5% 11/1/14 (FSA Insured)	1,825	1,960
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,156
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/19	1,500	1,798
5% 10/1/20	3,500	4,216
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,659
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,046
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,835
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,125	$ 15,822
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,514
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,052
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,732
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,658
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,704
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,660
5% 10/1/18 (FSA Insured) (d)	10,515	11,664
5% 10/1/19 (FSA Insured) (d)	5,965	6,527
		380,388
Georgia - 3.3%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,045
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,264
Series 2011 B, 5% 1/1/13 (d)	1,000	1,048
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	8,400	8,591
Series 2008, 0.8%, tender 6/21/12 (c)	15,145	15,151
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	11,614
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	7,015	5,375
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,383
5% 11/1/18	6,000	6,891
5% 11/1/19	3,000	3,443
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18 (e)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,801
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	$ 12,365	$ 12,748
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	576
5% 9/15/14	715	740
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,232
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,746
5.25% 1/1/20	1,625	1,902
Series 2008 D, 5.75% 1/1/19	11,500	13,640
Series 2009 B, 5% 1/1/16	2,500	2,832
Series 2011 A, 5% 1/1/21	9,000	10,388
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,403
5% 10/1/13	1,450	1,522
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,143
		140,519
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	4,995	5,590
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,398
		9,988
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,949
6.75% 11/1/37	2,600	2,878
		5,827
Illinois - 11.7%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,607
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,035
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,590
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 860
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,908
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,498
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,571
Series 2010 F, 5% 12/1/31	20,000	20,160
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,600
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	776
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	374
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	193
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	910	1,007
Series 2006 A, 5% 1/1/23	10,975	11,565
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (e)	3,580	3,718
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,749
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Series 2010 D:
5.25% 1/1/18 (d)	750	825
5.25% 1/1/19 (d)	5,125	5,646
Series 2011 B, 5% 1/1/20	4,430	4,956
Series 2011 C, 6.5% 1/1/41	14,300	16,784
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,111
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,868
Series 2010 C:
5% 1/1/22	3,155	3,697
5% 1/1/23	3,400	3,918
5% 1/1/24	2,000	2,267
5.25% 1/1/37	3,385	3,655
5.25% 1/1/40	1,575	1,699
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.: - continued
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 370	$ 371
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,226
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,753
Chicago Spl. Trans. Rev. Series 2001, 5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,487
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,719
Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,802
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/12	3,645	3,732
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,277
Series 2008, 5.25% 11/1/33	5,200	5,453
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity) (e)	2,500	2,461
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,153
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	624
Series 2009 D, 5% 11/15/17	3,250	3,700
Series 2010 A, 5.25% 11/15/24	17,925	19,750
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,263
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,007
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,860
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,943
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,358
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (c)(d)	6,320	6,496
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	$ 3,255	$ 3,463
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity) (e)	475	514
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	562
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,103
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,355
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	28,900	20,304
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,688
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,493
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,692
5.25% 10/1/14	2,290	2,430
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,882
(Alexian Brothers Health Sys. Proj.) Series 2008:
5% 1/1/20 (FSA Insured)	5,600	6,165
5.5% 2/15/38	5,000	5,088
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,083
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,433
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,044
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,780
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,906
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,227
5% 5/15/19	3,940	4,263
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,270
6.25% 5/1/21	6,395	7,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 785	$ 811
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,163
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,413
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	10,500	9,749
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,015
Bonds (Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,077
Series 2008 A, 5.625% 1/1/37	7,660	7,346
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,005
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,038
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,513
Series 2004 A, 5% 3/1/12	1,000	1,017
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,037
Series 2006:
5% 1/1/18	9,600	10,748
5% 1/1/19	3,200	3,561
Series 2007 B, 5% 1/1/15	1,150	1,274
Series 2009 A, 3.5% 9/1/13	3,000	3,127
Series 2010:
4% 1/1/13	3,900	4,040
5% 1/1/21 (FSA Insured)	10,000	10,864
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,604
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,261
Illinois Sales Tax Rev. Series 2010:
5% 6/15/15	1,200	1,358
5% 6/15/16	10,000	11,458
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (e)	2,300	2,726
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (e)	$ 31,840	$ 37,736
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,419
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (e)	1,500	1,685
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,216
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,424
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (e)	860	826
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,003
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,476
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,394
0% 12/1/14 (FSA Insured)	5,180	4,851
0% 12/1/15 (FSA Insured)	3,810	3,466
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,589
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,466
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,550	3,064
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,676
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	973
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.):
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,022
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,208
Series 2010 B1, 0% 6/15/44	14,600	2,028
Series A, 0% 6/15/14 (Escrowed to Maturity) (e)	5,945	5,828
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	544
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,293
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,117
5% 10/1/19	1,475	1,594
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,873
0% 4/1/14	3,500	3,314
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity) (e)	1,515	1,474
0% 11/1/14 (FSA Insured)	1,285	1,189
0% 11/1/16 (Escrowed to Maturity) (e)	995	927
0% 11/1/16 (FSA Insured)	3,005	2,553
0% 11/1/17 (FSA Insured)	1,300	1,049
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	925
		500,461
Indiana - 2.9%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,039
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,230
5% 1/10/14 (FSA Insured)	1,180	1,287
5% 7/10/14 (FSA Insured)	1,215	1,339
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,518
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,462
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
East Allen Woodlan School Bldg. Corp. Series 2005, 5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,295	$ 1,311
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,905
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,329
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,853
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,155
5.25% 7/15/16 (FSA Insured)	2,095	2,439
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,760
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(d)	1,650	1,788
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,418
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,556
5% 12/1/17	855	992
Series 2010 A, 5% 2/1/17	3,700	4,412
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.8%, tender 12/1/11 (c)	2,400	2,400
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,627
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,831
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,182
Indiana St Fin. Auth. Wastewtr. Series 2011 A, 5.25% 10/1/24	4,025	4,574
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,585
0% 12/1/17 (AMBAC Insured)	1,470	1,245
0% 6/1/18 (AMBAC Insured)	1,740	1,438
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Thermal Energy Sys.:
Series 2001 A, 5.5% 10/1/16 (e)	$ 5,000	$ 5,050
Series 2010 B:
5% 10/1/20	8,310	9,464
5% 10/1/21	5,500	6,336
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (e)	1,090	1,134
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,234
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (e)	1,530	1,785
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (e)	1,310	1,528
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,872
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,532
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,700
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,858
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,016
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,648
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,504
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,018
		123,520
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,915
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (e)	4,800	4,814
		6,729
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	$ 1,110	$ 1,184
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,056
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,056
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,021
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,608
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,629
		12,880
Kentucky - 1.5%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,464
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,392
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,151
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,057
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.05%, tender 12/1/11 (c)(d)	5,000	5,000
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,849
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	14,680	15,123
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,326
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,709
		63,071
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,015
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,344
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	$ 1,050	$ 1,092
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,334
5% 7/1/15	2,740	3,021
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,817
0% 9/1/13 (AMBAC Insured)	1,400	1,332
		17,955
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,625
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,231
6% 7/1/38	1,800	2,048
		8,904
Maryland - 0.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,751
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	4,661
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/12	1,000	1,033
5% 7/1/17	1,190	1,331
5% 7/1/18	2,500	2,813
Series 2010, 5.125% 7/1/39	3,600	3,696
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,775	1,927
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,810
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	589
5% 4/1/16	1,665	1,920
		25,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 2.3%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	$ 2,570	$ 3,106
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,074
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	115	117
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	723
5% 1/1/13	750	788
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,135
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(d)	3,000	3,234
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (e)	11,400	11,962
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,104
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,800	1,963
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,463
Series 2007 B, 5% 11/1/15	7,000	8,148
Series 2007 C:
5.25% 8/1/22	3,300	3,820
5.25% 8/1/23	1,600	1,844
5.25% 8/1/24	4,000	4,592
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	2,013
Series 2008 E2, 5% 7/1/12	2,075	2,133
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,568
5% 7/1/21	4,700	5,310
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,174
5%, tender 7/1/15 (c)	7,000	7,726
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,800	1,836
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,900	2,940
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (d)	$ 1,000	$ 997
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	969
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	3,729
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,707
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,208
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		96,408
Michigan - 2.3%
Big Rapids Pub. School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,173
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,548
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,273
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,953
Series 2006 D, 0.764% 7/1/32 (c)	5,530	3,636
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,769
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,382
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,430
5% 12/1/15	665	754
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,559
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,282
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,128
5% 11/15/21	650	731
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13 (e)	$ 2,640	$ 2,644
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (e)	160	160
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,659
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,017
5.5% 3/1/17	1,885	1,914
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,018
Series 2008 A:
5% 5/15/12	1,250	1,281
5% 5/15/13	1,500	1,591
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,921
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,127
5% 12/1/26	980	1,009
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100) (e)	220	263
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	10,000	10,154
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,836
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,384
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	1,025	1,104
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,065
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,909
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,220
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,032
4% 1/1/14	1,100	1,165
5% 1/1/15	1,585	1,757
		96,848
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	$ 575	$ 586
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (d)	1,000	1,050
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,353
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,685
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	6,214
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,813
5% 1/1/20	4,500	5,253
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,230	1,264
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,695
5.5% 7/1/18	1,400	1,582
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	407
5% 5/15/13	395	411
5% 5/15/14	250	264
		30,577
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,347
5% 8/15/13	1,500	1,581
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,309
		4,237
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,040
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	$ 1,000	$ 1,120
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,120
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	387
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (e)	1,945	2,061
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (d)	1,500	1,625
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,957
		10,358
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,362
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,797
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,533
		5,330
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,559
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,136
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,156
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,036
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,672
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,059
5% 7/1/14	1,000	1,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,300	$ 2,413
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,722
		21,838
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	609
New Jersey - 2.3%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,773
Series 2005 B, 5% 2/15/13	2,210	2,264
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,705
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,188
5.25% 6/15/21	4,500	4,969
5.25% 6/15/22	10,585	11,526
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(d)	14,600	14,617
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,567
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,359
5.25% 3/1/21	6,500	7,069
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,305
5.25% 3/1/23	1,500	1,620
5.25% 3/1/24	5,550	5,968
5.25% 3/1/25	4,200	4,488
5.25% 3/1/26	4,700	4,991
Series 2008 Y, 5% 9/1/12	2,545	2,655
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,546
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	3,735	4,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (e)	$ 6,420	$ 7,194
New Jersey Trans. Trust Fund Auth. Series 2003 B. 5.25% 12/15/19	3,035	3,516
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,091
		99,542
New Mexico - 1.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	28,814
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,392
4% 9/1/16	3,000	3,244
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,410
		40,860
New York - 14.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,175
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,961
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,165
5.75% 7/1/40	1,000	1,035
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	4,740	5,149
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (e)	2,240	2,311
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,183
5.75% 5/1/19 (FSA Insured)	5,590	6,078
5.75% 5/1/22 (FSA Insured)	8,525	9,121
5.75% 5/1/25 (FSA Insured)	1,715	1,830
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33	6,000	6,777
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series A, 5% 12/1/25 (FGIC Insured)	$ 2,200	$ 2,359
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,033
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,701
New York City Gen. Oblig.:
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (e)	600	608
Series 2005 F1, 5.25% 9/1/14	3,600	4,067
Series 2005 G, 5% 8/1/14	6,500	7,276
Series 2008 E, 5% 8/1/13	11,760	12,732
Series 2010 C, 5% 8/1/14	10,000	11,194
Series 2010 E, 5% 8/1/16	11,210	13,051
Series C:
5.5% 8/1/13	1,965	2,091
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100) (e)	35	37
Series J:
5% 3/1/12	1,105	1,126
5% 3/1/12 (Escrowed to Maturity) (e)	1,915	1,952
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,315
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	896
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,106
Series 2009 S2, 6% 7/15/38	7,000	7,939
Series 2009 S3, 5.25% 1/15/34	20,000	21,472
Series 2009 S4, 5.75% 1/15/39	6,400	7,131
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	32,135	32,252
6% 11/1/28 (a)	41,505	41,671
Series 2003 B:
4% 2/1/21	5,000	5,607
5% 2/1/21	3,510	4,242
Series 2010 B, 5% 11/1/20	37,195	44,060
Series 2010 D:
5% 11/1/15	1,475	1,719
5% 11/1/16	9,410	11,175
Series 2012 A, 5% 11/1/21	5,460	6,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	$ 2,600	$ 2,939
Series 2009 A:
5% 3/15/17	9,975	11,828
5% 3/15/19	11,040	13,219
Series 2009 D, 5% 6/15/13	28,070	30,253
Series 2010 A:
5% 2/15/19	1,000	1,197
5% 2/15/20	3,000	3,598
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	5,275	5,574
Series A:
5.75% 7/1/13	1,930	2,037
5.75% 7/1/13 (AMBAC Insured)	625	659
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/12	6,855	6,972
5% 2/15/13	6,545	6,954
5% 8/15/13	7,390	7,959
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,144
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	844
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,756
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,097
Series 2009 A:
5% 7/1/20	5,000	5,753
5% 7/1/21	12,335	14,137
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,446
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,684
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,061
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	9,290
Series 2005 C, 5.25% 11/15/14	1,000	1,121
Series 2008 C, 6.5% 11/15/28	11,300	13,402
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(d)	28,100	28,187
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	$ 5,000	$ 5,410
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,381
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,651
5% 4/1/14	1,500	1,660
Series 2010 A, 5% 4/1/23	8,195	9,462
Series 2011 A, 5% 4/1/19	2,000	2,379
Series 2011 A1, 5% 4/1/20	2,220	2,653
Series 2011 A2, 5% 4/1/21	2,000	2,386
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,776
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	4,085	4,293
Series 2008 D, 5% 1/1/13	9,500	10,037
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(d)	3,000	3,035
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	6,370	6,628
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,339
5.25% 6/1/22 (AMBAC Insured)	9,450	10,018
5.5% 6/1/19	1,000	1,080
Series 2003 B, 5.5% 6/1/18	5,645	5,824
Series 2003 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100) (e)	11,520	11,917
Series 2003B 1C:
5.5% 6/1/19	4,700	5,076
5.5% 6/1/20	800	861
5.5% 6/1/22	600	643
Series 2011, 5% 6/1/16	17,000	19,558
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,019
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (e)	9,100	10,393
		639,867
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	$ 1,215	$ 1,218
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,100	4,377
		5,595
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,730
5.25% 6/1/20 (AMBAC Insured)	1,520	1,632
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,655
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,203
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,348
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,533
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	1,250	1,399
5% 1/1/16	3,000	3,407
5% 1/1/20	2,110	2,394
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,621
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,463
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,719
5% 6/1/22	4,000	4,426
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,807
		34,337
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	3,685	3,815
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	$ 1,000	$ 1,027
5% 7/1/14	1,000	1,069
		5,911
Ohio - 2.8%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,705
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,431
6% 6/1/42	1,500	1,075
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,545
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,069
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,240
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,210	3,222
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,556
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,713
5% 10/1/22	2,000	2,273
5% 10/1/23	3,000	3,369
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,155
Series 2010 B, 4% 9/15/15	2,830	3,170
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,939
5% 8/1/16	3,480	4,089
Series 2010 B, 5% 8/1/15	15,775	18,212
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,203
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	$ 4,790	$ 5,170
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.8%, tender 12/1/11 (c)	5,500	5,500
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,884
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,798
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(d)	15,000	15,884
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	26
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	975	1,009
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	500	506
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,226
5.75% 12/1/35	5,200	5,391
		118,360
Oklahoma - 0.8%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	1,000
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,145
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,389
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,702
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,411
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,552
5% 8/15/13	1,260	1,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	$ 4,000	$ 4,666
5% 1/1/22 (FSA Insured)	12,455	14,379
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,440
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,088
5% 12/15/14	850	950
		36,073
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,786
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,667
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,210	1,222
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,660
Series 2008 B:
5% 6/15/12	2,000	2,064
5% 6/15/13	2,000	2,132
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,412
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,142
5% 12/15/13	1,155	1,191
Series 2006 B, 5% 12/15/13	3,115	3,211
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	175	179
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (e)	380	392
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,973
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	$ 2,150	$ 2,597
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,982
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,691
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,529
Series 2009 A, 5% 6/1/17	2,925	3,219
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,315
6.5% 11/1/16 (d)	1,100	1,114
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (e)	1,745	2,095
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,395
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,220
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	8,964
Series 2009 B, 5% 12/1/16	12,500	14,354
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,794
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,232
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,015
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,856
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,378
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	736
Series 2010 C:
5% 9/1/20	14,000	15,425
5% 9/1/21	6,000	6,558
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	$ 3,000	$ 3,363
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,042
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,041
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,728
5% 9/1/20 (FSA Insured)	1,000	1,150
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,510
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,013
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,422
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,291
		146,274
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,407
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,138
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	660
		2,798
South Carolina - 0.5%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,409
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,531
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 3% 11/1/12	1,590	1,627
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	802
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	$ 1,935	$ 2,136
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,095
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Series 2011 B, 5% 12/1/20	2,275	2,715
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,516
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,032
		21,095
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	423
5.25% 11/1/18	1,000	1,146
		1,569
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/11	3,270	3,294
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,714
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,223
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,321
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,795
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,174
Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,614
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,731
4.75% 7/1/15	3,560	3,931
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,777
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,665
		44,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - 8.7%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	$ 1,800	$ 1,962
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,532
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	929
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,821
6% 1/1/18	1,000	1,021
6% 1/1/19	1,335	1,354
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,544
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,607
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,608
5% 11/15/17	1,375	1,626
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,187
5.25% 2/15/42	6,000	6,457
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,484
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,250
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	180
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,190	1,225
5.375% 5/1/16 (FSA Insured)	185	190
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e)	1,240	1,276
5.375% 5/1/17 (FSA Insured)	195	200
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,146
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,327
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,208
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,705
5% 8/15/13	9,575	10,057
Clint Independent School District Series 2003:
5.5% 8/15/18	190	197
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District Series 2003: - continued
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (e)	$ 810	$ 847
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,500	1,530
Series A, 0% 2/15/16	3,640	3,424
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	2,555	2,754
5.25% 12/1/38	6,700	7,264
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,710
5% 11/1/16	3,000	3,459
5% 11/1/21	1,500	1,631
Series 2009, 5% 11/1/19	1,000	1,163
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,553
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,886
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,526
Series 2009, 5% 2/15/17	1,220	1,452
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,885
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,101
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,253
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,916
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,458
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,696
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,353
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,265
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,726
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (e)	$ 1,000	$ 1,021
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (e)	1,140	1,164
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	8,000	8,683
Series A, 5.5% 7/1/39	6,000	6,399
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,963
0% 8/15/15	2,000	1,918
Houston Util. Sys. Rev. Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,951
Houston Wtr. & Swr. Sys. Rev. Series C, 0% 12/1/11 (AMBAC Insured)	8,250	8,247
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,176
0% 2/15/17	1,400	1,274
Series 2009, 4% 2/15/14	410	441
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,090
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,264
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	973
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,585
0% 8/15/17	1,020	916
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,596
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,575
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,642
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,791
Series 2010:
5% 5/15/14	6,000	6,655
5% 5/15/15	2,475	2,816
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21	2,405	2,530
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,149
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District:
5.5% 2/15/15	$ 25	$ 25
5.5% 2/15/16	35	36
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,146
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.15%, tender 10/3/11 (c)	6,100	6,100
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	529
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,557
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,611
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,025
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,287
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (e)	2,520	2,891
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,100	1,249
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,490
Northside Independent School District Series A:
5.25% 2/15/17	725	736
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	2,250	2,291
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,323
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,744
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,129
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,160
Rockwall Independent School District Series 2002:
5.375% 2/15/17	20	20
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,025	1,044
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District Series 2002: - continued
5.375% 2/15/18	$ 25	$ 25
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (e)	1,345	1,370
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,043
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,095
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,357
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,547
5.375% 2/1/17	3,140	3,187
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	355	361
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,842
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,013
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,770
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (e)	3,650	4,142
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,421
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,048
Series 2009:
5% 10/1/19	3,045	3,605
5% 10/1/20	2,180	2,557
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,733
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,275
5% 11/15/14	2,005	2,234
5% 11/15/15	1,880	2,141
5.75% 11/15/24	4,700	5,294
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	$ 7,000	$ 7,957
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,960
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,414
Series 2011 A:
5% 8/1/19 (d)	1,545	1,808
5% 8/1/21 (d)	1,530	1,783
Series 2011 B, 2% 8/1/12 (d)	3,300	3,342
Series 2011 C:
5% 8/1/20 (d)	1,625	1,896
5% 8/1/21 (d)	1,460	1,701
Series B, 0% 10/1/13	8,900	8,662
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,499
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,413
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,431
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,042
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,833
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,137
5.625% 7/15/21	835	837
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,023
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,178
Waller Independent School District:
5.5% 2/15/26	3,220	3,667
5.5% 2/15/33	4,160	4,603
5.5% 2/15/37	4,820	5,299
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,427
White Settlement Independent School District:
5.75% 8/15/34	60	61
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100) (e)	1,190	1,247
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Wylie Independent School District Series 2001, 0% 8/15/20	$ 1,000	$ 776
Ysleta Independent School District Series 2005, 5% 8/15/23	1,745	1,926
		374,139
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,838
5% 8/15/18	2,500	2,923
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,590
		13,351
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,203
6.125% 12/1/27 (AMBAC Insured)	2,800	2,820
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,036
5% 12/1/14 (FSA Insured)	1,200	1,290
5% 12/1/15 (FSA Insured)	1,000	1,096
		7,445
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,436
5% 10/1/14	3,000	3,236
		6,672
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(d)	7,500	7,684
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,245
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	12,946
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	$ 5,000	$ 5,000
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,650
		30,525
Washington - 2.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,370
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,188
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,053
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,325
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,155
Series 2012 A:
5% 7/1/19 (b)	10,000	11,426
5% 7/1/20 (b)	25,000	28,431
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	150
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (e)	1,855	1,945
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,082
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,388
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,449
Series 2009, 5.25% 1/1/42	1,900	2,058
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,511
5% 12/1/19	1,385	1,642
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003: - continued
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,072
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,402
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,719
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity) (e)	2,025	2,017
Series R 97A, 0% 7/1/19 (Escrowed to Maturity) (e)	3,440	2,915
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,732
5% 8/15/16	2,500	2,738
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,210
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Pre-Refunded to 10/1/11 @ 100) (e)	3,065	3,065
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,628
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,010
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,972
		125,737
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	1,028
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,560
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,478
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,094
		7,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (e)	$ 875	$ 908
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	1,300	1,352
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	61
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (e)	970	988
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,264
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,784
5.75% 7/1/30	2,000	2,040
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,077
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	909
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (e)	1,760	1,813
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,031
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,031
Series 2003 A, 5.5% 8/15/14	1,775	1,866
Series 2006 A, 5% 8/15/12	4,795	4,926
		21,050
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,931
TOTAL MUNICIPAL BONDS (Cost $3,973,773)		4,177,772
Municipal Notes - 0.3%
	Principal Amount (000s)	Value (000s)
Florida - 0.3%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $10,600)	$ 10,600	$ 10,600
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $3,984,373)		4,188,372
NET OTHER ASSETS (LIABILITIES) - 2.2%		95,182
NET ASSETS - 100%		$ 4,283,554
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $3,984,260,000. Net unrealized appreciation aggregated $204,112,000, of which $210,047,000 related to appreciated investment securities and $5,935,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

September 30, 2011

1.808788.107

FSN-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.5%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15		$ 10,541	$ 14,308
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,080	2,051
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 2.375% 4/15/15		12,870	12,109
Chesapeake Energy Corp.:
2.5% 5/15/37		20,560	19,437
2.5% 5/15/37		3,720	3,463
			35,009
TOTAL ENERGY			37,060
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)		12,700	17,854
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		7,710	7,088
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		23,100	23,273
TOTAL CONVERTIBLE BONDS			99,583
Nonconvertible Bonds - 33.3%
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.8%
Affinia Group, Inc.:
9% 11/30/14		5,455	5,182
10.75% 8/15/16 (f)		1,593	1,661
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,610	1,586
Dana Holding Corp.:
6.5% 2/15/19		2,040	1,897
6.75% 2/15/21		12,265	11,406
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Delphi Corp.:
5.875% 5/15/19 (f)		$ 4,450	$ 4,183
6.125% 5/15/21 (f)		4,130	3,882
Exide Technologies 8.625% 2/1/18		11,855	11,025
International Automotive Components Group SA 9.125% 6/1/18 (f)		4,835	4,617
Lear Corp.:
7.875% 3/15/18		1,240	1,277
8.125% 3/15/20		1,375	1,430
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,210	2,309
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,080	2,122
Tenneco, Inc.:
6.875% 12/15/20		5,580	5,329
7.75% 8/15/18		1,360	1,377
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,499	2,699
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		4,405	4,427
			66,409
Automobiles - 0.0%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		2,060	1,988
General Motors Corp.:
6.75% 5/1/28 (c)		8,668	94
7.125% 7/15/13 (c)		1,455	16
7.2% 1/15/11 (c)		3,635	40
7.4% 9/1/25 (c)		455	5
7.7% 4/15/16 (c)		6,455	70
8.25% 7/15/23 (c)		4,400	48
8.375% 7/15/33 (c)		6,365	69
			2,330
Distributors - 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		13,120	11,021
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		850	861
Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	5,465	2,840
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		3,930	4,087
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Landry's Restaurants, Inc.:
11.625% 12/1/15		$ 1,235	$ 1,250
11.625% 12/1/15 (f)		890	901
MCE Finance Ltd. 10.25% 5/15/18		6,970	7,319
MGM Mirage, Inc.:
6.625% 7/15/15		1,135	956
10% 11/1/16 (f)		3,840	3,629
10.375% 5/15/14		1,235	1,343
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,740	1,315
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (f)(k)		11,330	8,498
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		2,470	2,541
NCL Corp. Ltd. 9.5% 11/15/18 (f)		1,310	1,326
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		995	923
Roadhouse Financing, Inc. 10.75% 10/15/17		3,650	3,249
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (f)		615	609
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,380	759
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		525	512
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		8,645	9,380
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		752	410
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		15,965	16,843
			68,690
Household Durables - 0.3%
Jarden Corp. 6.125% 11/15/22		2,905	2,832
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		5,840	6,132
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (f)		2,550	2,391
9% 4/15/19 (f)		11,455	9,851
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,217	1,254
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 2,005	$ 1,697
8.375% 1/15/21		3,850	3,157
			27,314
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		6,855	7,129
Eastman Kodak Co. 10.625% 3/15/19 (f)		3,065	2,299
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,406
			10,834
Media - 0.7%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		2,035	2,015
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		8,360	8,360
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		5,937	6,768
Checkout Holding Corp. 0% 11/15/15 (f)		2,990	1,637
DISH DBS Corp. 6.75% 6/1/21 (f)		8,535	8,151
EchoStar Communications Corp. 7.125% 2/1/16		10,835	11,012
Gray Television, Inc. 10.5% 6/29/15		1,790	1,593
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (f)		4,575	3,340
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,857
8.5% 7/15/29		1,730	1,652
MDC Partners, Inc. 11% 11/1/16		755	815
MediMedia USA, Inc. 11.375% 11/15/14 (f)		770	678
ONO Finance II PLC 10.875% 7/15/19 (f)		1,015	690
Satmex Escrow SA de CV 9.5% 5/15/17 (f)		1,155	1,109
Sheridan Group, Inc. 12.5% 4/15/14		2,780	2,419
Sinclair Television Group, Inc. 8.375% 10/15/18		3,175	3,143
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		3,165	3,038
			58,277
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,315	1,262
Claire's Stores, Inc. 8.875% 3/15/19		1,550	1,116
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc. 7.75% 11/1/18		$ 9,645	$ 8,922
Sonic Automotive, Inc. 9% 3/15/18		8,155	8,073
			19,373
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		6,640	6,507
Levi Strauss & Co.:
7.625% 5/15/20		8,365	7,947
8.875% 4/1/16		1,535	1,573
Polymer Group, Inc. 7.75% 2/1/19 (f)		1,370	1,329
			17,356
TOTAL CONSUMER DISCRETIONARY			282,465
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		705	726
16% 3/27/12 (f)		2,102	1,885
			2,611
Food & Staples Retailing - 0.3%
BFF International Ltd. 7.25% 1/28/20 (f)		2,880	3,002
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		4,060	3,898
Rite Aid Corp.:
8% 8/15/20		6,605	6,836
9.5% 6/15/17		965	753
9.75% 6/12/16		3,290	3,479
10.25% 10/15/19		1,655	1,705
			19,673
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)		7,165	6,735
Darling International, Inc. 8.5% 12/15/18		1,020	1,093
Dean Foods Co. 9.75% 12/15/18		6,515	6,515
Gruma SAB de CV 7.75% (Reg. S) (g)		3,488	3,366
Harbinger Group, Inc. 10.625% 11/15/15		2,390	2,330
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		520	5
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		4,120	4,326
MHP SA 10.25% 4/29/15 (f)		3,235	2,750
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Michael Foods, Inc. 9.75% 7/15/18		$ 1,680	$ 1,735
Smithfield Foods, Inc. 10% 7/15/14		4,705	5,270
			34,125
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,353
NBTY, Inc. 9% 10/1/18		4,475	4,609
Revlon Consumer Products Corp. 9.75% 11/15/15		3,450	3,571
			9,533
TOTAL CONSUMER STAPLES			65,942
ENERGY - 5.8%
Energy Equipment & Services - 0.3%
Complete Production Services, Inc. 8% 12/15/16		2,280	2,286
Forbes Energy Services Ltd. 9% 6/15/19 (f)		3,455	3,144
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)		1,995	2,035
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,470	3,539
Oil States International, Inc. 6.5% 6/1/19 (f)		3,555	3,493
Pioneer Drilling Co. 9.875% 3/15/18		3,055	3,116
Precision Drilling Corp. 6.5% 12/15/21 (f)		850	842
Pride International, Inc. 6.875% 8/15/20		2,775	3,239
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,450	1,465
			23,159
Oil, Gas & Consumable Fuels - 5.5%
Afren PLC 11.5% 2/1/16 (f)		3,030	2,848
Alpha Natural Resources, Inc.:
6% 6/1/19		7,210	6,597
6.25% 6/1/21		4,140	3,788
Arch Coal, Inc. 7.25% 10/1/20		1,470	1,433
ATP Oil & Gas Corp. 11.875% 5/1/15		29,260	19,897
Berry Petroleum Co.:
8.25% 11/1/16		2,670	2,670
10.25% 6/1/14		1,820	2,038
Brigham Exploration Co. 6.875% 6/1/19		3,760	3,722
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19 (f)		1,520	1,459
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp.: - continued
9.375% 5/1/19 (f)		$ 1,840	$ 1,711
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		12,895	12,863
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,599
Chesapeake Energy Corp. 6.875% 11/15/20		17,670	18,465
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (f)		2,180	2,071
Clayton Williams Energy, Inc. 7.75% 4/1/19 (f)		4,605	3,960
Concho Resources, Inc.:
6.5% 1/15/22		5,640	5,612
7% 1/15/21		2,565	2,539
8.625% 10/1/17		1,850	1,943
CONSOL Energy, Inc.:
8% 4/1/17		5,825	6,189
8.25% 4/1/20		5,980	6,339
Continental Resources, Inc.:
7.125% 4/1/21		2,265	2,327
8.25% 10/1/19		770	826
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (f)		2,010	1,950
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,375	4,528
Denbury Resources, Inc.:
8.25% 2/15/20		3,449	3,552
9.75% 3/1/16		1,310	1,408
Drummond Co., Inc.:
7.375% 2/15/16		4,220	4,220
9% 10/15/14 (f)		9,810	10,006
DTEK Finance BV 9.5% 4/28/15 (f)		2,085	1,814
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (f)		4,715	4,574
Energy Partners Ltd. 8.25% 2/15/18		5,860	5,391
Energy Transfer Equity LP 7.5% 10/15/20		9,100	9,350
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		11,470	11,183
EXCO Resources, Inc. 7.5% 9/15/18		5,700	4,931
Goodrich Petroleum Corp. 8.875% 3/15/19 (f)		3,050	2,882
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		3,005	2,930
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
7% 5/5/20 (f)		$ 3,680	$ 3,680
8.375% 7/2/13 (f)		2,775	2,886
9.125% 7/2/18 (f)		4,345	4,866
11.75% 1/23/15 (f)		4,235	4,891
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		18,125	17,989
8.625% 4/15/20		12,975	13,364
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20		1,690	1,741
Newfield Exploration Co. 6.875% 2/1/20		11,450	11,679
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (f)		4,135	4,300
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		12,530	11,214
Pacific Rubiales Energy Corp. 8.75% 11/10/16		3,990	4,309
Pan American Energy LLC 7.875% 5/7/21 (f)		3,175	3,159
Peabody Energy Corp. 7.875% 11/1/26		5,250	5,723
Pemex Project Funding Master Trust:
5.75% 3/1/18		4,595	4,990
6.625% 6/15/35		6,265	6,735
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		2,875	3,114
8.375% 12/10/18		3,170	3,741
Petrohawk Energy Corp. 7.875% 6/1/15		15,785	16,870
Petroleos de Venezuela SA:
4.9% 10/28/14		14,265	9,700
5% 10/28/15		1,345	808
5.25% 4/12/17		8,770	4,933
5.375% 4/12/27		23,020	10,532
5.5% 4/12/37		12,225	5,440
8% 11/17/13		3,585	3,203
8.5% 11/2/17 (f)		25,660	16,807
12.75% 2/17/22 (f)		16,490	12,038
Petroleos Mexicanos:
5.5% 1/21/21		2,865	3,008
5.5% 1/21/21 (f)		1,390	1,460
6% 3/5/20		2,680	2,921
6.5% 6/2/41 (f)		1,925	1,992
6.625% (f)(g)		9,900	9,826
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
8% 5/3/19		$ 2,420	$ 2,958
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		1,847	1,801
Petroleum Development Corp. 12% 2/15/18		3,785	4,050
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	8,294
Plains Exploration & Production Co. 10% 3/1/16		8,015	8,576
PT Adaro Indonesia 7.625% 10/22/19 (f)		1,750	1,706
PT Pertamina Persero:
5.25% 5/23/21 (f)		2,930	2,835
6.5% 5/27/41 (f)		2,130	2,066
Quicksilver Resources, Inc. 11.75% 1/1/16		4,200	4,578
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		5,780	5,982
Rosetta Resources, Inc. 9.5% 4/15/18		3,220	3,317
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,445
Southwestern Energy Co. 7.5% 2/1/18		2,145	2,408
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (f)		2,425	2,280
11.25% 7/15/17		3,605	3,966
Teekay Corp. 8.5% 1/15/20		3,285	3,145
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,495
7.625% 4/1/37		1,550	1,965
8.375% 6/15/32		1,570	2,069
Venoco, Inc.:
8.875% 2/15/19		6,410	5,545
11.5% 10/1/17		4,610	4,702
YPF SA 10% 11/2/28		1,545	1,707
			464,424
TOTAL ENERGY			487,583
FINANCIALS - 7.0%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,130	5,130
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,010	$ 1,578
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,245	2,272
			8,980
Commercial Banks - 1.5%
African Export-Import Bank 8.75% 11/13/14		1,680	1,798
Akbank T.A.S. 5.125% 7/22/15 (f)		4,655	4,469
Banco Bradesco SA 5.9% 1/16/21 (f)		1,990	1,930
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (f)		3,065	3,157
6.5% 6/10/19 (f)		1,165	1,287
Banco Votorantim SA 5.25% 2/11/16 (f)		1,905	1,876
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,055	4,258
CIT Group, Inc.:
7% 5/1/14		408	416
7% 5/1/15		0*	0*
7% 5/4/15 (f)		2,319	2,273
7% 5/1/16		0*	0*
7% 5/2/16 (f)		700	663
7% 5/1/17		1	1
7% 5/2/17 (f)		22,586	21,344
Credit Agricole SA 4.5% 1/29/16	EUR	4,800	6,834
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (f)		2,600	2,457
Development Bank of Philippines 8.375% (g)(k)		5,840	6,307
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		3,329	2,996
European Investment Bank 2.75% 9/15/21	EUR	9,100	12,179
Export-Import Bank of India 0.6931% 6/7/12 (k)	JPY	150,000	1,925
Export-Import Bank of Korea 5.1% 10/29/13 (f)	INR	148,700	3,013
HSBK (Europe) BV:
7.25% 5/3/17 (f)		5,190	4,775
9.25% 10/16/13 (f)		4,200	4,326
International Bank for Reconstruction & Development 8.2% 12/12/12	NGN	600,000	3,752
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	4,750	6,365
RSHB Capital SA:
6% 6/3/21 (f)		1,985	1,697
9% 6/11/14 (f)		1,400	1,491
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Standard Bank PLC 5.799% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (k)		$ 2,270	$ 1,521
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		4,735	3,409
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13 (Reg.S)		1,765	1,694
Turkiye Garanti Bankasi AS:
2.7513% 4/20/16 (f)(k)		3,315	2,984
6.25% 4/20/21 (f)		3,410	3,103
Turkiye Is Bankasi AS 5.1% 2/1/16 (f)		3,390	3,271
US Bank NA 4.375% 2/28/17 (k)	EUR	1,250	1,549
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		9,235	8,866
			127,986
Consumer Finance - 1.7%
Ally Financial, Inc.:
3.4784% 2/11/14 (k)		15,330	13,950
7.5% 9/15/20		17,025	15,152
8% 3/15/20		22,970	21,261
Ford Motor Credit Co. LLC 12% 5/15/15		10,075	12,266
General Motors Acceptance Corp.:
6.75% 12/1/14		10,540	10,066
8% 11/1/31		6,005	5,488
GMAC LLC:
6.75% 12/1/14		3,485	3,311
8% 11/1/31		68,139	58,940
			140,434
Diversified Financial Services - 3.3%
Aquarius Investments Luxemburg 8.25% 2/18/16		3,165	3,102
Bank of America Corp. 8% (g)(k)		2,380	1,928
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		4,925	4,186
BP Capital Markets PLC:
3.83% 10/6/17	EUR	2,450	3,372
4.325% 12/10/18	GBP	4,000	6,382
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (f)(k)		3,365	2,625
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Canada Housing Trust No. 1 1.3293% 9/15/16 (k)	CAD	28,500	$ 27,016
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		9,290	8,779
7.875% 4/30/18		2,635	2,681
8.125% 4/30/20		6,280	6,531
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)		1,430	1,416
City of Buenos Aires 12.5% 4/6/15 (f)		9,740	9,740
CM-CIC Covered Bonds 4.375% 3/17/21	EUR	1,400	1,988
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	187	345
8.151% 12/31/30	GBP	390	763
European Union:
3.25% 4/4/18	EUR	22,800	32,181
3.375% 5/10/19	EUR	7,000	9,952
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (f)		1,825	1,652
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,320	1,492
General Motors Financial Co., Inc. 6.75% 6/1/18 (f)		5,660	5,434
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		3,755	3,736
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		13,185	13,169
8% 1/15/18		25,185	25,091
Imperial Tobacco Finance 4.5% 7/5/18	EUR	2,150	2,944
Indo Energy Finance BV 7% 5/7/18 (f)		2,080	1,768
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		2,855	2,741
LBI Escrow Corp. 8% 11/1/17 (f)		4,773	5,215
NCO Group, Inc. 11.875% 11/15/14		1,985	1,796
Offshore Group Investment Ltd.:
11.5% 8/1/15		7,520	7,708
11.5% 8/1/15 (f)		1,585	1,625
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		2,955	2,837
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)		3,360	3,066
8.25% 2/15/21 (f)		19,190	15,448
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) 7.875% 8/15/19 (f)		3,440	3,363
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		$ 2,505	$ 2,405
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (f)		3,385	2,894
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (e)		2,230	2,210
TMK Capital SA 7.75% 1/27/18		1,825	1,638
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		3,860	4,227
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (f)		6,420	6,324
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		3,450	3,191
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (f)		2,230	2,096
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		17,957	13,302
WM Finance Corp. 11.5% 10/1/18 (f)		9,465	8,377
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		6,160	5,328
			274,064
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (f)		2,620	2,672
USI Holdings Corp. 4.1612% 11/15/14 (f)(k)		823	716
			3,388
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (f)		7,220	6,859
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		7,545	7,205
7.5% 2/15/20		4,325	4,347
Senior Housing Properties Trust 8.625% 1/15/12		3,610	3,668
			22,079
Real Estate Management & Development - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,015	4,802
Realogy Corp.:
7.875% 2/15/19 (f)		3,850	2,965
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
12% 4/15/17		$ 2,449	$ 1,665
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		755	744
			10,176
TOTAL FINANCIALS			587,107
HEALTH CARE - 2.3%
Health Care Providers & Services - 1.6%
Apria Healthcare Group, Inc. 11.25% 11/1/14		6,320	6,036
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,817
DaVita, Inc.:
6.375% 11/1/18		4,010	3,850
6.625% 11/1/20		13,925	13,298
ExamWorks Group, Inc. 9% 7/15/19 (f)		2,840	2,641
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	3,939
HCA Holdings, Inc. 7.75% 5/15/21 (f)		27,580	25,649
HCA, Inc.:
6.5% 2/15/16		3,410	3,291
6.5% 2/15/20		13,550	13,144
7.25% 9/15/20		21,345	21,452
HealthSouth Corp. 8.125% 2/15/20		6,585	6,223
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (f)		12,060	9,829
InVentiv Health, Inc. 10% 8/15/18 (f)		795	692
Kindred Escrow Corp. 8.25% 6/1/19 (f)		1,865	1,413
LifePoint Hospitals, Inc. 6.625% 10/1/20		3,620	3,566
ResCare, Inc. 10.75% 1/15/19		2,445	2,427
Rotech Healthcare, Inc.:
10.5% 3/15/18		2,210	1,785
10.75% 10/15/15		3,655	3,637
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,080	1,018
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,569
UHS Escrow Corp. 7% 10/1/18		910	878
United Surgical Partners International, Inc. 8.875% 5/1/17		705	705
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		$ 3,755	$ 3,333
Vanguard Health Systems, Inc. 0% 2/1/16		210	135
			132,327
Health Care Technology - 0.0%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,340	3,819
Pharmaceuticals - 0.7%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,110	5,263
Giant Funding Corp. 8.25% 2/1/18 (f)		4,285	4,231
Leiner Health Products, Inc. 11% 6/1/12 (c)		2,435	122
Mylan, Inc.:
6% 11/15/18 (f)		9,900	9,727
7.625% 7/15/17 (f)		3,540	3,646
7.875% 7/15/20 (f)		6,390	6,646
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		18,150	15,972
6.875% 12/1/18 (f)		14,230	13,092
7% 10/1/20 (f)		3,900	3,500
			62,199
TOTAL HEALTH CARE			198,345
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	445
12% 11/1/14 pay-in-kind		1,309	1,140
DigitalGlobe, Inc. 10.5% 5/1/14		2,305	2,547
GeoEye, Inc. 9.625% 10/1/15		910	1,008
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (f)		1,485	1,366
7.125% 3/15/21 (f)		1,485	1,362
			7,868
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		2,965	2,965
Airlines - 0.6%
Air Canada 9.25% 8/1/15 (f)		6,360	5,947
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. equipment trust certificate 13% 8/1/16		$ 3,235	$ 3,381
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		4,726	5,151
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		710	689
Continental Airlines, Inc. 7.25% 11/10/19		4,303	4,475
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		1,213	1,246
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,367	7,422
8.021% 8/10/22		3,241	3,160
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,869	1,855
8.028% 11/1/17		613	588
United Air Lines, Inc.:
9.875% 8/1/13 (f)		1,716	1,755
12% 11/1/13 (f)		3,030	3,121
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		6,737	7,276
US Airways 2011-1 Class A Pass Through Trust 7.125% 4/22/25		4,780	4,541
			50,607
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (f)		4,250	4,038
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. 10.625% 3/15/15		520	560
ADS Tactical, Inc. 11% 4/1/18 (f)		1,465	1,439
American Reprographics Co. 10.5% 12/15/16		4,135	3,722
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (f)		2,680	2,399
Casella Waste Systems, Inc.:
7.75% 2/15/19 (f)		1,010	949
11% 7/15/14		1,275	1,355
Cenveo Corp. 10.5% 8/15/16 (f)		2,355	1,884
Covanta Holding Corp. 7.25% 12/1/20		4,475	4,472
Garda World Security Corp. 9.75% 3/15/17 (f)		2,020	2,060
International Lease Finance Corp.:
5.75% 5/15/16		4,565	4,074
6.25% 5/15/19		13,315	11,586
6.75% 9/1/16 (f)		4,050	4,020
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
International Lease Finance Corp.: - continued
7.125% 9/1/18 (f)		$ 8,100	$ 7,958
8.25% 12/15/20		7,420	7,123
8.625% 9/15/15		7,205	7,097
8.75% 3/15/17		15,820	15,741
The Geo Group, Inc. 7.75% 10/15/17		2,520	2,596
United Rentals North America, Inc. 8.375% 9/15/20		6,305	5,911
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		3,080	2,834
			87,780
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7% 4/21/20 (f)		1,805	1,877
7.5% (f)(g)		3,310	3,211
			5,088
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		610	610
Sensata Technologies BV 6.5% 5/15/19 (f)		4,840	4,477
			5,087
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (f)		9,320	9,553
13.5% 12/1/15 pay-in-kind (f)		3,704	3,852
			13,405
Machinery - 0.3%
Accuride Corp. 9.5% 8/1/18		570	524
ArvinMeritor, Inc. 10.625% 3/15/18		1,895	1,800
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,453
Cummins, Inc. 7.125% 3/1/28		1,825	2,307
Navistar International Corp. 8.25% 11/1/21		8,035	8,236
Terex Corp. 10.875% 6/1/16		4,115	4,444
Xerium Technologies, Inc. 8.875% 6/15/18 (f)		3,560	2,973
			21,737
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,315	1,945
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		3,870	3,251
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
Navios Maritime Holdings, Inc.: - continued
8.875% 11/1/17		$ 2,240	$ 2,184
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (f)		1,195	1,052
SCF Capital Ltd. 5.375% 10/27/17 (f)		1,700	1,462
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,467
			12,361
Professional Services - 0.1%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (f)		5,700	5,216
Road & Rail - 0.3%
Georgian Railway Ltd. 9.875% 7/22/15		1,665	1,623
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,265	2,265
12.5% 4/1/16		9,220	10,695
Swift Services Holdings, Inc. 10% 11/15/18		8,175	7,889
Western Express, Inc. 12.5% 4/15/15 (f)		5,280	3,551
			26,023
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 9.75% 8/1/18		7,995	7,995
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		2,987	3,046
TOTAL INDUSTRIALS			253,216
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.4%
Avaya, Inc.:
9.75% 11/1/15		5,570	3,983
10.125% 11/1/15 pay-in-kind (k)		3,700	2,664
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,010	1,035
6.875% 1/15/20		1,860	1,899
Lucent Technologies, Inc.:
6.45% 3/15/29		18,525	15,376
6.5% 1/15/28		7,515	6,237
ViaSat, Inc. 8.875% 9/15/16		1,190	1,208
			32,402
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21 (f)		$ 5,730	$ 5,100
7.75% 12/15/18 (f)		8,150	7,804
			12,904
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18 (f)		1,925	1,742
Reddy Ice Corp.:
11.25% 3/15/15		4,145	3,782
13.25% 11/1/15		4,311	2,953
			8,477
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		7,325	7,691
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15		3,575	2,949
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,600	2,711
7.875% 7/15/20		3,465	3,604
SunGard Data Systems, Inc. 7.375% 11/15/18		4,005	3,745
Telcordia Technologies, Inc. 11% 5/1/18 (f)		6,140	7,644
Unisys Corp.:
12.5% 1/15/16		2,625	2,796
12.75% 10/15/14 (f)		194	219
			23,668
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,440	1,433
8.125% 12/15/17		3,100	3,131
Freescale Semiconductor, Inc. 10.75% 8/1/20		2,098	2,098
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		9,740	10,227
Spansion LLC 11.25% 1/15/16 (c)(f)		3,550	303
STATS ChipPAC Ltd. 7.5% 8/12/15 (f)		1,740	1,670
Viasystems, Inc. 12% 1/15/15 (f)		3,575	3,825
			22,687
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		790	407
TOTAL INFORMATION TECHNOLOGY			108,236
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 2.3%
Chemicals - 0.6%
Braskem America Finance Co. 7.125% 7/22/41 (f)		$ 1,930	$ 1,795
Braskem Finance Ltd.:
5.75% 4/15/21 (f)		1,820	1,665
7% 5/7/20 (f)		1,660	1,668
Celanese US Holdings LLC 5.875% 6/15/21		2,325	2,331
Ferro Corp. 7.875% 8/15/18		3,875	3,875
Georgia Gulf Corp. 9% 1/15/17 (f)		9,670	9,791
Ineos Finance PLC 9% 5/15/15 (f)		2,410	2,259
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21		5,215	4,772
Nalco Co. 6.625% 1/15/19 (f)		5,675	6,214
NOVA Chemicals Corp.:
3.542% 11/15/13 (k)		1,030	989
6.5% 1/15/12		4,615	4,615
OMNOVA Solutions, Inc. 7.875% 11/1/18		995	796
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		3,144	3,050
PolyOne Corp. 7.375% 9/15/20		1,645	1,703
Solutia, Inc.:
7.875% 3/15/20		1,955	2,033
8.75% 11/1/17		975	1,024
TPC Group LLC 8.25% 10/1/17 (f)		1,965	1,926
			50,506
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		4,050	3,200
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		1,070	1,000
9.125% 10/15/20 (f)		4,020	3,578
Berry Plastics Corp.:
8.25% 11/15/15		4,100	4,162
9.75% 1/15/21		8,780	7,639
Berry Plastics Holding Corp. 4.2221% 9/15/14 (k)		505	434
BWAY Holding Co. 10% 6/15/18		2,265	2,401
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (k)		2,191	2,033
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (f)		4,615	4,627
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Cork & Seal, Inc.:
7.375% 12/15/26		$ 3,950	$ 3,911
7.5% 12/15/96		4,010	3,048
			36,033
Metals & Mining - 1.0%
Aleris International, Inc.:
6% 6/1/20 (f)		30	30
9% 12/15/14 pay-in-kind (c)(k)		2,510	13
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		2,980	3,055
7.75% 11/3/20 (f)		2,420	2,251
Aperam:
7.375% 4/1/16 (f)		1,070	888
7.75% 4/1/18 (f)		880	713
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		1,925	1,887
Calcipar SA 6.875% 5/1/18 (f)		1,725	1,514
Edgen Murray Corp. 12.25% 1/15/15		7,655	6,736
Evraz Group SA:
8.25% 11/10/15 (f)		3,085	2,962
9.5% 4/24/18 (Reg. S)		2,855	2,769
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		6,525	5,840
6.875% 2/1/18 (f)		13,295	11,833
7% 11/1/15 (f)		8,250	7,714
McJunkin Red Man Corp. 9.5% 12/15/16		7,805	7,181
Metinvest BV 10.25% 5/20/15 (f)		3,255	2,930
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		3,825	3,060
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		1,025	861
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,110	3,017
RathGibson, Inc. 11.25% 2/15/14 (c)		2,446	0
Severstal Columbus LLC 10.25% 2/15/18		6,220	6,344
Southern Copper Corp. 6.75% 4/16/40		2,910	2,834
SunCoke Energy, Inc. 7.625% 8/1/19 (f)		1,190	1,101
Vedanta Resources PLC:
6.75% 6/7/16 (f)		4,805	3,844
8.25% 6/7/21 (f)		2,200	1,727
Votorantim Cimentos SA 7.25% 4/5/41 (f)		1,820	1,720
			82,824
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.3%
ABI Escrow Corp. 10.25% 10/15/18 (f)		$ 13,315	$ 14,014
Clearwater Paper Corp. 7.125% 11/1/18		1,100	1,084
Georgia-Pacific LLC 5.4% 11/1/20 (f)		5,860	5,926
Glatfelter 7.125% 5/1/16		510	513
NewPage Corp.:
6.504% 5/1/12 (c)(k)		2,460	271
11.375% 12/31/14 (c)		4,155	3,085
Sino-Forest Corp. 6.25% 10/21/17 (f)		3,205	737
Solo Cup Co. 8.5% 2/15/14		1,770	1,549
			27,179
TOTAL MATERIALS			196,542
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 2.8%
Alestra SA de RL de CV 11.75% 8/11/14		5,770	6,289
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,167
9% 8/15/31		3,545	3,022
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		243	206
Frontier Communications Corp.:
8.25% 4/15/17		4,585	4,436
8.5% 4/15/20		16,970	16,291
8.75% 4/15/22		11,346	11,261
Global Crossing Ltd. 12% 9/15/15		12,035	13,645
Sprint Capital Corp.:
6.875% 11/15/28		73,090	54,269
6.9% 5/1/19		13,254	11,398
8.75% 3/15/32		73,089	63,496
Telemar Norte Leste SA 5.5% 10/23/20 (f)		1,735	1,657
U.S. West Communications:
6.875% 9/15/33		2,265	2,140
7.25% 9/15/25		420	405
7.25% 10/15/35		1,205	1,157
7.5% 6/15/23		360	344
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		$ 4,335	$ 3,701
11.75% 7/15/17 (f)		43,970	38,474
			234,358
Wireless Telecommunication Services - 2.5%
Clearwire Escrow Corp. 12% 12/1/15 (f)		3,345	2,818
Cricket Communications, Inc.:
7.75% 10/15/20		7,415	6,451
7.75% 10/15/20 (f)		8,330	7,164
Digicel Group Ltd.:
8.25% 9/1/17 (f)		2,150	2,021
8.875% 1/15/15 (f)		23,255	22,092
9.125% 1/15/15 pay-in-kind (f)(k)		16,969	16,205
10.5% 4/15/18 (f)		27,765	27,349
12% 4/1/14 (f)		11,685	12,737
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (f)		10,020	9,218
7.5% 4/1/21 (f)		18,860	17,446
8.5% 11/1/19		3,755	3,736
9.5% 6/15/16		16,115	16,558
MTS International Funding Ltd. 8.625% 6/22/20 (f)		5,795	5,766
NII Capital Corp.:
7.625% 4/1/21		9,065	9,065
10% 8/15/16		8,915	9,829
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		10,314	9,489
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		5,625	5,625
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		19,025	15,220
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (f)		3,490	3,193
7.748% 2/2/21 (f)		13,885	11,663
			213,645
TOTAL TELECOMMUNICATION SERVICES			448,003
UTILITIES - 2.2%
Electric Utilities - 0.4%
Aguila 3 SA 7.875% 1/31/18 (f)		2,520	2,268
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Chivor SA E.S.P. 9.75% 12/30/14 (f)		$ 2,700	$ 3,078
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,625	1,357
InterGen NV 9% 6/30/17 (f)		15,930	16,209
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,525	1,662
7.75% 1/20/20 (f)		3,085	3,424
8% 8/7/19 (f)		2,305	2,582
National Power Corp. 6.875% 11/2/16 (f)		1,715	1,904
			32,484
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,490	1,520
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	9,685
8% 3/1/32		6,265	8,096
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,238
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		6,730	5,956
			27,495
Independent Power Producers & Energy Traders - 1.5%
Calpine Corp. 7.875% 1/15/23 (f)		23,630	22,803
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (f)		8,240	8,034
Energy Future Holdings Corp. 10% 1/15/20		7,860	7,546
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		37,926	36,599
11% 10/1/21 (f)		26,975	24,817
NRG Energy, Inc.:
7.625% 5/15/19 (f)		6,505	5,855
7.875% 5/15/21 (f)		6,505	5,855
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		2,705	3,104
7.39% 12/2/24 (f)		2,565	2,956
TXU Corp.:
6.5% 11/15/24		10,685	4,060
6.55% 11/15/34		16,185	5,988
			127,617
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		$ 1,705	$ 1,696
TOTAL UTILITIES			189,292
TOTAL NONCONVERTIBLE BONDS			2,816,731
TOTAL CORPORATE BONDS (Cost $3,006,487)			2,916,314
U.S. Government and Government Agency Obligations - 22.1%

U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.375% 12/28/12		7,470	7,500
0.5% 8/9/13		18,512	18,534
0.625% 10/30/14		3,732	3,724
1.125% 6/27/14		1,650	1,675
Federal Home Loan Bank:
0.5% 8/28/13		12,620	12,642
0.875% 8/22/12		4,870	4,896
0.875% 12/27/13		625	631
Freddie Mac:
0.375% 11/30/12		1,107	1,111
1% 7/30/14		4,300	4,351
1% 8/27/14		3,655	3,697
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,280
5.685% 5/15/12		1,765	1,824
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		317	334
Tennessee Valley Authority:
3.875% 2/15/21		12,880	14,523
5.25% 9/15/39		5,000	6,477
5.375% 4/1/56		6,100	8,368
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			92,567
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/41		$ 14,546	$ 18,633
U.S. Treasury Obligations - 18.2%
U.S. Treasury Bonds:
3.75% 8/15/41		15,043	17,582
4.375% 5/15/41		138,898	179,985
5.25% 2/15/29		16,790	22,994
6.125% 8/15/29		6,000	9,021
6.25% 8/15/23 (j)		7,000	9,997
7.5% 11/15/16		6,120	8,120
7.5% 11/15/24		9,329	14,868
7.875% 2/15/21		5,350	8,174
8% 11/15/21		7,600	11,888
9.875% 11/15/15		7,956	10,930
U.S. Treasury Notes:
0.125% 8/31/13		60,500	60,358
0.25% 9/15/14		45,772	45,568
0.375% 6/30/13		130,184	130,489
0.375% 7/31/13		31,330	31,402
0.5% 8/15/14		36,642	36,754
0.625% 7/15/14		107,553	108,259
0.75% 6/15/14		14,495	14,641
1% 9/30/16		68,339	68,499
1.25% 10/31/15		15,650	15,991
1.5% 7/31/16		76,774	78,891
1.5% 8/31/18		175,620	176,690
1.875% 6/30/15		4,929	5,160
1.875% 9/30/17		27,900	28,992
2.125% 11/30/14		47,593	50,066
2.125% 5/31/15		15,601	16,470
2.125% 8/15/21		45,647	46,532
2.375% 8/31/14		20,300	21,448
2.375% 9/30/14		7,764	8,215
2.375% 10/31/14		19,649	20,810
2.5% 3/31/15		1,076	1,149
2.5% 4/30/15		21,941	23,444
2.625% 7/31/14		12,532	13,315
2.75% 11/30/16		10,000	10,888
3% 2/28/17		15,000	16,538
3.125% 10/31/16		22,651	25,070
3.125% 1/31/17		25,536	28,307
3.125% 5/15/19		25,780	28,755
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/21		$ 7,009	$ 7,792
3.625% 8/15/19		10,795	12,441
4.25% 11/15/17		40,210	47,464
4.5% 5/15/17		48,040	57,002
TOTAL U.S. TREASURY OBLIGATIONS			1,530,959
Other Government Related - 2.6%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (h)		2,494	2,521
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (h)		8,000	8,140
1.875% 5/7/12 (FDIC Guaranteed) (h)		19,000	19,181
1.875% 6/4/12 (FDIC Guaranteed) (h)		15,000	15,162
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (h)		16,000	16,253
1.875% 11/15/12 (FDIC Guaranteed) (h)		6,141	6,246
2% 3/30/12 (FDIC Guaranteed) (h)		8,000	8,066
2.125% 7/12/12 (FDIC Guaranteed) (h)		1,406	1,427
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (h)		22,315	22,693
2.125% 12/21/12 (FDIC Guaranteed) (h)		12,000	12,262
2.625% 12/28/12 (FDIC Guaranteed) (h)		4,680	4,812
3% 12/9/11 (FDIC Guaranteed) (h)		3,120	3,137
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (h)		19,849	20,159
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (h)		5,210	5,280
3.125% 12/1/11 (FDIC Guaranteed) (h)		520	522
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5555% 12/7/20 (NCUA Guaranteed) (k)		4,333	4,341
Series 2011-R1 Class 1A, 0.6744% 1/8/20 (NCUA Guaranteed) (k)		6,543	6,551
Series 2011-R4 Class 1A, 0.5808% 3/6/20 (NCUA Guaranteed) (k)		4,537	4,539
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,319
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust: - continued
2.35% 6/12/17 (NCUA Guaranteed)		$ 28,700	$ 29,905
3.45% 6/12/21 (NCUA Guaranteed)		23,400	25,267
TOTAL OTHER GOVERNMENT RELATED			219,783
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,763,845)			1,861,942
U.S. Government Agency - Mortgage Securities - 1.8%

Fannie Mae Mortgage pass-thru certificates - 0.9%
2.033% 9/1/33 (k)		678	702
2.05% 11/1/35 (k)		782	807
2.297% 11/1/33 (k)		135	139
2.303% 6/1/36 (k)		47	49
2.39% 1/1/35 (k)		342	355
2.412% 10/1/35 (k)		93	96
2.504% 11/1/36 (k)		61	64
2.509% 2/1/36 (k)		139	145
2.527% 6/1/47 (k)		188	198
2.528% 7/1/35 (k)		318	335
2.536% 3/1/33 (k)		186	195
2.561% 2/1/37 (k)		747	787
2.587% 5/1/35 (k)		1,418	1,498
2.606% 5/1/36 (k)		96	100
2.635% 4/1/36 (k)		580	613
2.702% 9/1/36 (k)		159	165
2.937% 8/1/35 (k)		936	993
3.5% 9/1/25 to 2/1/26		170	177
3.693% 5/1/40 (k)		2,308	2,400
3.792% 6/1/40 (k)		2,426	2,526
4% 9/1/13 to 10/1/41		342	360
4% 10/1/41 (i)		2,000	2,097
4% 10/1/41 (i)		200	210
4.5% 10/1/41 (i)		45,000	47,746
5% 2/1/16 to 4/1/22		354	381
5.5% 10/1/20 to 4/1/21		7,331	7,954
5.963% 3/1/37 (k)		94	101
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae Mortgage pass-thru certificates - continued
6% 6/1/16 to 10/1/38		$ 1,213	$ 1,328
6% 10/1/41 (i)		300	329
6.5% 5/1/12 to 5/1/27		540	592
TOTAL FANNIE MAE MORTGAGE PASS-THRU CERTIFICATES			73,442
Freddie Mac - 0.4%
1.901% 3/1/35 (k)		221	227
2.046% 5/1/37 (k)		132	137
2.075% 3/1/37 (k)		46	48
2.238% 1/1/36 (k)		94	98
2.285% 6/1/33 (k)		403	418
2.35% 7/1/35 (k)		446	469
2.436% 6/1/37 (k)		368	386
2.448% 10/1/35 (k)		426	446
2.474% 12/1/33 (k)		799	841
2.5% 5/1/37 (k)		100	104
2.508% 12/1/36 (k)		1,417	1,482
2.508% 5/1/37 (k)		1,326	1,412
2.51% 5/1/37 (k)		746	783
2.557% 10/1/36 (k)		491	513
2.557% 4/1/37 (k)		153	161
2.615% 9/1/35 (k)		77	81
2.659% 2/1/36 (k)		22	23
2.751% 1/1/35 (k)		1,078	1,130
2.795% 7/1/36 (k)		173	182
2.798% 7/1/35 (k)		322	339
2.93% 2/1/37 (k)		90	93
3.064% 4/1/35 (k)		915	960
3.165% 1/1/37 (k)		416	432
3.249% 10/1/35 (k)		72	77
4.5% 8/1/33		360	384
5.138% 4/1/35 (k)		52	55
5.5% 11/1/18 to 11/1/21		19,094	20,700
5.847% 6/1/37 (k)		51	54
5.947% 6/1/37 (k)		88	92
6.4% 8/1/37 (k)		221	233
6.5% 9/1/12 to 3/1/22		2,382	2,597
7.22% 4/1/37 (k)		8	8
TOTAL FREDDIE MAC			34,965
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Ginnie Mae - 0.5%
3.5% 10/1/41 (i)		$ 9,800	$ 10,240
4% 9/15/25		882	946
4.751% 12/20/60 (p)		2,044	2,234
5.492% 4/20/60 (p)		8,224	9,199
5.5% 2/20/60 (p)		17,701	19,501
TOTAL GINNIE MAE			42,120
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $147,973)			150,527
Asset-Backed Securities - 0.0%

Auto ABS Compartiment Series 2006-1 Class B, 1.858% 7/25/17 (k)	EUR	500	655
Clock Finance BV Series 2007-1:
Class B2, 1.756% 2/25/15 (k)	EUR	600	779
Class C2, 1.936% 2/25/15 (k)	EUR	300	384
Geldilux Ltd. Series 2007-TS Class C, 2.102% 9/8/14 (k)	EUR	350	452
Leek Finance PLC:
Series 17X Class A2A, 1.2084% 12/21/37 (k)	GBP	123	183
Series 18X Class BC, 1.936% 9/21/38 (k)	EUR	600	653
TOTAL ASSET-BACKED SECURITIES (Cost $3,299)			3,106
Collateralized Mortgage Obligations - 4.2%

Private Sponsor - 0.0%
Gracechurch Mortgage Financing PLC Series 2006-1 Class C3, 1.805% 11/20/56 (k)	EUR	1,200	1,602
U.S. Government Agency - 4.2%
Fannie Mae:
planned amortization class Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,282
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22		4,590	5,107
Series 2009-14 Class EB, 4.5% 3/25/24		3,370	3,696
Series 2010-97 Class CX, 4.5% 9/25/25		4,900	5,554
Series 2010-109 Class IM, 5.5% 9/25/40 (m)		9,471	1,672
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		5,565	518
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Guaranteed Mortgage pass-thru certificates floater:
Series 2011-83 Class FB, 0.687% 9/25/41 (k)		$ 11,160	$ 11,146
Series 2011-89 Class FP, 0.51% 3/25/39 (k)		14,588	14,569
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7184% 9/25/23 (k)		1,778	1,785
Series 2010-86 Class FE, 0.6684% 8/25/25 (k)		2,610	2,620
Series 2011-104 Class FK, 0.6% 3/25/39 (k)		8,580	8,580
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		71	77
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,460
Series 2003-70 Class BJ, 5% 7/25/33		815	918
Series 2004-80 Class LD, 4% 1/25/19		1,479	1,535
Series 2004-81 Class KD, 4.5% 7/25/18		3,071	3,189
Series 2005-52 Class PB, 6.5% 12/25/34		771	829
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		244	265
Series 2004-95 Class AN, 5.5% 1/25/25		879	939
Series 2005-117, Class JN, 4.5% 1/25/36		735	812
Series 2005-47 Class HK, 4.5% 6/25/20		3,350	3,669
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,480
Series 2008-27 Class KB, 4.5% 4/25/23		1,900	2,112
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		1,450	132
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		2,724	237
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		4,934	853
Federal National Mortgage Association Guaranteed pass-thru certificates:
floater Series 2011-63 Class FL, 0.6184% 7/25/41 (k)		15,386	15,423
Series 2011-67 Class AI, 4% 7/25/26 (m)		2,269	238
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835, 0.579% 5/15/38 (k)		13,824	13,830
planned amortization class:
Series 3856 Class KF, 0.679% 5/15/41 (k)		9,908	9,902
Series 3867, 0.579% 4/15/40 (k)		16,643	16,685
Freddie Mac:
floater 0.529% 7/15/36 (k)		12,681	12,647
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		150	167
Series 2115 Class PE, 6% 1/15/14		31	32
Series 3737 Class GB, 4.5% 4/15/39		6,006	6,709
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.729% 6/15/18 (k)		$ 69	$ 70
Series 3346 Class FA, 0.459% 2/15/19 (k)		8,457	8,470
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		264	283
Series 2381 Class OG, 5.5% 11/15/16		177	190
Series 2425 Class JH, 6% 3/15/17		337	365
Series 2628 Class OE, 4.5% 6/15/18		1,420	1,540
Series 2672 Class MG, 5% 9/15/23		3,063	3,475
Series 2684 Class FP, 0.729% 1/15/33 (k)		8,630	8,677
Series 2695 Class DG, 4% 10/15/18		3,475	3,717
Series 2831 Class PB, 5% 7/15/19		3,590	3,894
Series 2866 Class XE, 4% 12/15/18		4,531	4,715
Series 2996 Class MK, 5.5% 6/15/35		404	450
Series 3147 Class PF, 0.529% 4/15/36 (k)		3,958	3,939
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		416	458
Series 2570 Class CU, 4.5% 7/15/17		44	45
Series 2572 Class HK, 4% 2/15/17		8	8
Series 2627:
Class BG, 3.25% 6/15/17		41	41
Class KP, 2.87% 12/15/16		14	14
Series 2645, Class BY, 4.5% 7/15/18		2,064	2,285
Series 2668 Class AZ, 4% 9/15/18		8,768	9,309
Series 2887 Class EB, 4.5% 11/15/19		4,480	4,921
Series 2930 Class KT, 4.5% 2/15/20		2,890	3,198
Series 2987 Class HE, 4.5% 6/15/20		3,940	4,229
Series 3277 Class B, 4% 2/15/22		2,600	2,834
Series 3372 Class BD, 4.5% 10/15/22		8,450	9,357
Series 3578, Class B, 4.5% 9/15/24		3,410	3,766
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,092
Series 2863 Class DB, 4% 9/15/14		69	69
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5508% 7/20/60 (k)(p)		5,931	5,832
Series 2010-H18 Class AF, 0.4851% 9/20/60 (k)(p)		6,189	6,104
Series 2010-H19 Class FG, 0.5008% 8/20/60 (k)(p)		7,846	7,704
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H27 Series FA, 0.5808% 12/20/60 (k)(p)		$ 2,115	$ 2,083
Series 2011-H03 Class FA, 0.7008% 1/20/61 (k)(p)		6,800	6,753
Series 2011-H05 Class FA, 0.7008% 12/20/60 (k)(p)		4,425	4,394
Series 2011-H07 Class FA, 0.7305% 2/20/61 (k)(p)		7,392	7,341
Series 2011-H12 Class FA, 0.7205% 2/20/61 (k)(p)		9,555	9,489
Series 2011-H13 Class FA, 0.7008% 4/20/61 (k)(p)		4,092	4,064
Series 2011-H14:
Class FB, 0.7008% 5/20/61 (k)(p)		4,529	4,504
Class FC, 0.7008% 5/20/61 (k)(p)		4,737	4,711
Series 2011-H17 Class FA, 0.7308% 6/20/61 (k)(p)		5,885	5,855
planned amortization:
Series 2011-61 Class OP, 0% 5/20/40 (n)		4,827	4,039
Series 2011-79, 0% 6/20/40 (n)		8,313	6,850
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,961
Series 2004-79 Class FA, 0.5305% 1/20/31 (k)		495	495
Series 2010-42 Class OP, 0% 4/20/40 (n)		11,009	9,193
Series 2011-71:
Class ZB, 5.5% 8/20/34		9,102	10,679
Class ZC, 5.5% 7/16/34		10,377	12,197
TOTAL U.S. GOVERNMENT AGENCY			352,328
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $348,334)			353,930
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.3828% 10/22/37 (k)	GBP	850	817
German Residential Asset Note Distributor PLC Series 1 Class A, 1.848% 7/20/16 (k)	EUR	1,054	1,299
London & Regional Debt Securitisation No. 1 PLC Class A, 1.0372% 10/15/14 (k)	GBP	550	789
Commercial Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
REC Plantation Place Ltd. Series 5 Class A, 1.0628% 7/25/16 (Reg. S) (k)	GBP	770	$ 1,137
Skyline BV Series 2007-1 Class D, 2.414% 7/22/43 (k)	EUR	1,000	1,198
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,434)			5,240
Foreign Government and Government Agency Obligations - 22.0%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		11,256	7,654
0.438% 8/3/12 (k)		5,227	4,926
2.5% 12/31/38 (e)		7,340	2,477
7% 9/12/13		23,715	22,660
7% 10/3/15		29,205	24,331
Bahamian Republic 6.95% 11/20/29 (f)		2,960	3,197
Bahrain Kingdom 5.5% 3/31/20		2,025	1,924
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		500,000	0
value recovery B rights 1/2/21 (o)		750,000	0
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (f)		2,650	2,902
Belarus Republic:
8.75% 8/3/15 (Reg. S)		9,035	6,505
8.95% 1/26/18		3,975	2,812
Belgian Kingdom 2.75% 3/28/16	EUR	9,700	12,931
Bermuda Government 5.603% 7/20/20 (f)		1,745	1,889
Brazilian Federative Republic:
6% 1/17/17		3,850	4,399
7.125% 1/20/37		5,015	6,407
8.25% 1/20/34		2,410	3,392
8.75% 2/4/25		2,309	3,274
10.125% 5/15/27		6,305	9,930
12.25% 3/6/30		3,697	6,729
Canadian Government:
2% 6/1/16	CAD	84,550	83,055
3.25% 6/1/21	CAD	55,500	58,025
5% 6/1/37	CAD	21,850	29,148
Central Bank of Nigeria warrants 11/15/20 (a)(o)		2,750	495
Colombian Republic:
4.375% 7/12/21		3,745	3,820
7.375% 1/27/17		2,685	3,202
7.375% 3/18/19		2,045	2,520
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Colombian Republic: - continued
7.375% 9/18/37		$ 5,400	$ 7,020
10.375% 1/28/33		5,220	8,222
11.75% 2/25/20		2,570	3,945
Congo Republic 3% 6/30/29 (e)		5,852	3,804
Croatia Republic:
6.375% 3/24/21 (f)		4,915	4,448
6.625% 7/14/20 (f)		5,990	5,601
6.75% 11/5/19 (f)		3,490	3,351
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (f)		4,280	4,130
6.25% 7/27/21 (f)		3,140	3,014
7.4% 1/22/15 (f)		4,210	4,357
Dominican Republic:
1.2156% 8/30/24 (k)		5,288	4,521
7.5% 5/6/21 (f)		4,415	4,316
9.04% 1/23/18 (f)		2,503	2,728
Dutch Government 3.25% 7/15/21	EUR	14,600	21,187
El Salvador Republic:
7.375% 12/1/19 (f)		2,040	2,173
7.625% 2/1/41 (f)		1,830	1,757
7.65% 6/15/35 (Reg. S)		2,595	2,517
7.75% 1/24/23 (Reg. S)		2,139	2,267
8.25% 4/10/32 (Reg. S)		1,137	1,200
European Union 2.75% 9/21/21	EUR	2,400	3,200
French Republic:
OAT 4.5% 4/25/41	EUR	8,615	13,817
3.25% 10/25/21	EUR	24,860	35,153
4% 4/25/18	EUR	67,000	100,189
4% 4/25/55	EUR	5,350	7,938
Gabonese Republic 8.2% 12/12/17 (f)		2,300	2,519
Georgia Republic 6.875% 4/12/21 (f)		4,385	4,210
German Federal Republic:
1.25% 10/14/16	EUR	39,230	52,589
3.25% 7/4/21	EUR	29,225	43,912
3.25% 7/4/42	EUR	12,930	19,518
Ghana Republic:
8.5% 10/4/17 (f)		2,635	2,767
14.25% 7/29/13	GHS	3,020	1,905
14.99% 3/11/13	GHS	12,525	7,982
15.65% 6/3/13	GHS	965	622
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Hungarian Republic:
6.25% 1/29/20		$ 3,045	$ 2,954
6.375% 3/29/21		7,394	7,135
7.625% 3/29/41		3,625	3,512
Indonesian Republic:
4.875% 5/5/21 (f)		3,210	3,242
5.875% 3/13/20 (f)		5,345	5,773
6.625% 2/17/37 (f)		4,115	4,619
6.875% 1/17/18 (f)		3,940	4,423
7.75% 1/17/38 (f)		5,855	7,348
8.5% 10/12/35 (Reg. S)		4,710	6,359
11.625% 3/4/19 (f)		6,545	9,310
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		10,755	8,712
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		17,962	22,841
5.5% 12/4/23		7,400	9,396
Italian Republic:
3.75% 8/1/16	EUR	24,500	31,295
4.25% 7/1/14	EUR	43,700	58,022
4.25% 3/1/20	EUR	27,600	33,975
5% 3/1/22	EUR	35,575	44,904
5% 9/1/40	EUR	23,350	25,647
Japan Government:
0.2% 7/15/12	JPY	200,000	2,595
0.3% 12/15/11	JPY	3,750,000	48,639
1.1% 6/20/20	JPY	5,309,500	70,301
1.8% 6/20/18	JPY	2,130,000	29,842
1.9% 9/20/30	JPY	2,950,000	39,361
2% 9/20/40	JPY	434,000	5,730
Jordanian Kingdom 3.875% 11/12/15		2,025	1,876
Lebanese Republic:
4% 12/31/17		10,374	10,141
5.15% 11/12/18		1,325	1,310
Lithuanian Republic:
5.125% 9/14/17 (f)		1,485	1,466
6.125% 3/9/21 (f)		1,875	1,875
6.75% 1/15/15 (f)		1,890	1,985
7.375% 2/11/20 (f)		3,830	4,146
Peruvian Republic:
3% 3/7/27 (e)		1,425	1,240
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Peruvian Republic: - continued
5.625% 11/18/50		$ 3,165	$ 3,149
7.35% 7/21/25		2,685	3,329
8.75% 11/21/33		6,965	9,855
Philippine Republic:
5.5% 3/30/26		1,815	1,894
6.375% 1/15/32		1,820	2,064
6.375% 10/23/34		3,765	4,311
6.5% 1/20/20		2,630	3,044
7.5% 9/25/24		990	1,193
7.75% 1/14/31		1,395	1,791
9.5% 2/2/30		5,910	8,643
9.875% 1/15/19		2,375	3,183
10.625% 3/16/25		4,155	6,274
Polish Government:
5.125% 4/21/21		2,935	2,928
6.375% 7/15/19		3,450	3,795
Provincia de Cordoba 12.375% 8/17/17 (f)		4,585	3,943
Provincia de Neuquen Argentina 7.875% 4/26/21 (f)		1,845	1,753
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,380	9,842
Republic of Nigeria 6.75% 1/28/21 (f)		4,365	4,223
Republic of Senegal 8.75% 5/13/21 (f)		3,195	3,067
Republic of Serbia:
6.75% 11/1/24 (f)		22,185	20,410
7.25% 9/28/21 (f)		3,255	3,092
Russian Federation:
3.625% 4/29/15 (f)		3,500	3,443
5% 4/29/20 (f)		3,000	2,955
7.5% 3/31/30 (Reg. S)		46,994	52,821
11% 7/24/18 (Reg. S)		2,295	3,104
12.75% 6/24/28 (Reg. S)		9,215	15,371
Turkish Republic:
0% 2/20/13	TRY	8,620	4,144
5.625% 3/30/21		3,975	4,094
6% 1/14/41		2,000	1,895
6.75% 4/3/18		6,175	6,808
6.75% 5/30/40		5,130	5,374
6.875% 3/17/36		11,125	11,848
7% 9/26/16		6,445	7,170
7.25% 3/15/15		4,015	4,441
7.25% 3/5/38		7,325	8,159
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Turkish Republic: - continued
7.375% 2/5/25		$ 11,245	$ 12,847
7.5% 7/14/17		6,360	7,266
7.5% 11/7/19		4,885	5,649
11.875% 1/15/30		4,955	8,114
UK Treasury GILT:
2% 1/22/16	GBP	18,975	30,535
3.75% 9/7/20	GBP	46,475	81,159
4.25% 3/7/36	GBP	12,600	22,261
4.25% 12/7/40	GBP	30,935	54,374
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		5,900	5,428
Ukraine Government:
6.25% 6/17/16 (f)		6,035	5,401
6.385% 6/26/12 (f)		4,790	4,658
6.75% 11/14/17 (f)		4,655	4,143
6.875% 9/23/15 (f)		3,715	3,436
7.65% 6/11/13 (f)		5,725	5,525
7.75% 9/23/20 (f)		3,215	2,885
7.95% 2/23/21 (f)		3,040	2,751
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,925	1,915
United Mexican States:
5.125% 1/15/20		5,988	6,497
5.625% 1/15/17		7,078	7,874
5.75% 10/12/10		5,188	5,136
5.95% 3/19/19		3,880	4,404
6.05% 1/11/40		11,628	13,233
6.75% 9/27/34		7,220	8,863
7.5% 4/8/33		2,420	3,200
8.3% 8/15/31		2,325	3,313
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		4,325	5,450
8% 11/18/22		5,929	7,381
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		9,968	272
6% 12/9/20		4,270	2,359
7% 3/31/38		3,720	1,953
7.75% 10/13/19 (Reg. S)		6,500	4,144
8.5% 10/8/14		4,615	4,038
9% 5/7/23 (Reg. S)		18,115	11,367
9.25% 9/15/27		12,065	7,601
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
9.25% 5/7/28 (Reg. S)		$ 8,230	$ 5,082
9.375% 1/13/34		6,475	4,031
10.75% 9/19/13		4,715	4,621
11.95% 8/5/31 (Reg. S)		8,065	5,944
12.75% 8/23/22		19,410	15,431
13.625% 8/15/18		4,600	4,416
Vietnamese Socialist Republic:
1.3258% 3/12/16 (k)		2,594	2,205
4% 3/12/28 (e)		11,199	9,071
6.75% 1/29/20 (f)		2,570	2,416
6.875% 1/15/16 (f)		6,900	6,762
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,815,493)			1,854,278
Common Stocks - 0.6%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc. (a)	57,470	922
Remy International, Inc.	114,940	1,845
		2,767
Automobiles - 0.0%
General Motors Co.	3,304	67
General Motors Co.:
warrants 7/10/16 (a)	113,150	1,317
warrants 7/10/19 (a)	113,150	897
		2,281
Media - 0.1%
Haights Cross Communications, Inc. (a)	13,227	98
Haights Cross Communications, Inc. warrants 3/11/13 (a)	18,370	6
HMH Holdings, Inc. (a)(r)	2,083,261	3,125
HMH Holdings, Inc. warrants 3/9/17 (a)(r)	532,267	27
RDA Holding Co. warrants 2/19/14 (a)(r)	8,635	0
		3,256
TOTAL CONSUMER DISCRETIONARY		8,304
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Penhall Acquisition Co.:
Class A	5,465	$ 437
Class B (a)	1,821	146
Station Holdco LLC (a)(q)(r)	3,084,514	2,159
Station Holdco LLC warrants 6/15/18 (a)(q)(r)	165,967	0
		2,742
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	6
Airlines - 0.0%
Delta Air Lines, Inc. (a)	18,356	138
Building Products - 0.0%
Nortek, Inc. (a)	222,792	4,901
Nortek, Inc. warrants 12/7/14 (a)	6,267	13
		4,914
Marine - 0.0%
US Shipping Partners Corp. (a)	10,813	0
US Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
Transportation Infrastructure - 0.1%
DeepOcean Group Holding A/S (f)	361,938	5,750
TOTAL INDUSTRIALS		10,808
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (r)	44,695	300
Spansion, Inc. Class A (a)	14,947	183
		483
MATERIALS - 0.3%
Chemicals - 0.3%
Celanese Corp. Class A	1,659	54
Chemtura Corp. (a)	89,243	895
Georgia Gulf Corp. (a)	263,252	3,641
LyondellBasell Industries NV Class A	526,143	12,854
Tronox, Inc. (a)	48,903	3,814
Tronox, Inc.	13,690	961
		22,219
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	3,666	$ 178
Metals & Mining - 0.0%
Aleris International, Inc. (a)(r)	34,504	1,863
Rathgibson Acquisition Co. LLC Class A (a)(r)	95,156	1,522
		3,385
TOTAL MATERIALS		25,782
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	158
TOTAL COMMON STOCKS (Cost $83,823)		48,277
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Co. 4.75%	280,500	9,840
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	3,500	3,103
TOTAL CONSUMER DISCRETIONARY		12,943
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. Series I, 6.50%	13,288	630
TOTAL CONVERTIBLE PREFERRED STOCKS		13,573
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.1%
GMAC LLC 7.00% (f)	18,982	11,389
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	539,764	$ 9,851
TOTAL FINANCIALS		21,240
TOTAL PREFERRED STOCKS (Cost $42,037)		34,813
Floating Rate Loans - 3.8%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.7438% 7/24/14 (k)	$ 4,902	4,547
Tranche DD, term loan 2.74% 7/24/14 (k)	505	468
		5,015
Hotels, Restaurants & Leisure - 0.0%
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	385	327
Leisure Equipment & Products - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (k)	1,330	1,317
Tranche B 1LN, term loan 4.755% 6/7/18 (k)	4,053	3,890
		5,207
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.24% 3/6/14 (k)	305	301
Univision Communications, Inc. term loan 4.4889% 3/31/17 (k)	6,536	5,474
		5,775
Specialty Retail - 0.1%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (k)	6,595	6,298
Michaels Stores, Inc. Tranche B1, term loan 2.5517% 10/31/13 (k)	7,038	6,739
		13,037
TOTAL CONSUMER DISCRETIONARY		29,361
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.2%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/24/18 (k)	$ 8,785	$ 8,499
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (k)	2,140	2,108
U.S. Foodservice term loan 5.75% 3/31/17 (k)	7,403	6,829
		17,436
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 5.7375% 11/19/17 (k)	4,309	4,148
Tobacco - 0.0%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (k)	2,134	2,070
TOTAL CONSUMER STAPLES		23,654
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (k)	9,569	9,342
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)	3,439	3,388
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (k)	1,756	1,638
		5,026
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (k)	362	324
Credit-Linked Deposit 4.4411% 10/10/16 (k)	733	601
term loan 4.5217% 10/10/16 (k)	8,819	7,231
Tranche B, term loan 3.2717% 10/10/13 (k)	3,187	2,852
Tranche DD, term loan 3.2717% 10/10/13 (k)	903	813
		11,821
TOTAL FINANCIALS		16,847
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
DaVita, Inc. Tranche A, term loan 2.74% 10/20/15 (k)	$ 2,233	$ 2,200
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (k)	5,333	5,047
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	28,384	26,610
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (k)	2,254	2,204
		36,061
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	1,519	1,477
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.12% 12/31/18 (k)	8,310	7,645
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)	9,894	9,350
US Airways Group, Inc. term loan 2.7388% 3/23/14 (k)	9,257	7,822
		24,817
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)	4,309	4,180
Construction & Engineering - 0.2%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	13,974	12,367
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (k)	978	948
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.4988% 12/3/14 (k)	10,584	9,976
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	7,994	7,814
		17,790
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (k)	2,166	2,079
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Trico Shipping AS:
Tranche A, term loan 10% 5/13/14 (k)	$ 1,000	$ 995
Tranche D, term loan 1% 5/13/14 (k)(s)	1,000	995
		1,990
TOTAL INDUSTRIALS		65,648
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (k)	871	853
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (k)	2,643	2,524
Flextronics International Ltd.:
Tranche B A1, term loan 2.4889% 10/1/14 (k)	1,010	972
Tranche B A2, term loan 2.4889% 10/1/14 (k)	88	85
Tranche B A3, term loan 2.4715% 10/1/14 (k)	103	99
Tranche B-A, term loan 2.4726% 10/1/14 (k)	3,516	3,384
Tranche B-B, term loan 2.4175% 10/1/12 (k)	2,843	2,801
		9,865
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 4.4715% 12/1/16 (k)	21,200	19,292
NXP BV term loan 4.5% 3/4/17 (k)	5,234	4,880
Spansion, Inc. term loan 4.75% 2/9/15 (k)	5,749	5,576
		29,748
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.1186% 6/11/14 (k)	8,441	7,935
Tranche 2LN, term loan 6.1186% 6/11/15 (k)	1,495	1,392
		9,327
TOTAL INFORMATION TECHNOLOGY		49,793
MATERIALS - 0.2%
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	7,031	6,943
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2294% 4/3/15 (k)	$ 7,724	$ 7,068
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (k)	1,352	1,301
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 9/30/49 (k)	254	253
Tranche DD, term loan 6.7163% 9/30/49 (k)(s)	88	88
		341
TOTAL MATERIALS		15,653
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Asurion LLC term loan 9% 5/24/19 (k)	7,510	7,097
Digicel International Finance Ltd. term loan 2.875% 3/30/12 (k)	282	280
Intelsat Jackson Holdings SA:
term loan 3.2461% 2/1/14 (k)	5,950	5,571
Tranche B, term loan 5.25% 4/2/18 (k)	6,536	6,242
		19,190
UTILITIES - 0.7%
Electric Utilities - 0.7%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7496% 10/10/17 (k)	83,327	55,412
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	1,861	1,812
TOTAL UTILITIES		57,224
TOTAL FLOATING RATE LOANS (Cost $335,327)		322,773
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	5,500	5,218
Sovereign Loan Participations - continued
	Principal Amount (000s) (d)	Value (000s)
Indonesian Republic loan participation: - continued
Goldman Sachs 1.25% 12/14/19 (k)	$ 5,818	$ 5,519
1.25% 12/14/19 (k)	892	846
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $10,610)		11,583
Fixed-Income Funds - 1.9%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $115,804)	1,645,027	156,804
Preferred Securities - 0.2%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 9,200	9,565
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(k)	1,675	1,731
Diversified Financial Services - 0.0%
Bank of America Corp. 8.125% (g)(k)	3,520	2,958
TOTAL FINANCIALS		4,689
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	6,650	6,160
TOTAL PREFERRED SECURITIES (Cost $20,118)		20,414
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 8.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b) (Cost $736,841)	736,841,329	$ 736,841
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $8,436,425)		8,476,842
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(32,227)
NET ASSETS - 100%		$ 8,444,615
TBA Sale Commitments
	Principal Amount (000s) (d)
Fannie Mae Mortgage pass-thru certificates
4% 10/1/41	$ (200)	(210)
4% 10/1/41	(200)	(210)
TOTAL TBA SALE COMMITMENTS (Proceeds $420)		$ (420)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
927 CBOT 2 Year U.S. Treasury Notes Contracts	Jan. 2012	$ 204,128	$ (278)
The face value of futures purchased as a percentage of net assets is 2.4%
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
INR	-	Indian rupee
JPY	-	Japanese yen
NGN	-	Nigerian naira
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,349,237,000 or 16.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $145,861,000 or 1.7% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $511,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,996,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 20,931
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 155
MagnaChip Semiconductor Corp.	10/26/06 - 11/9/09	$ 642
Security	Acquisition Date	Acquisition Cost (000s)
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 505
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710
Station Holdco LLC	6/17/11	$ 2,921
Station Holdco LLC warrants 6/15/18	6/17/11	$ 12,788

(s) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,046,000 and $1,041,000, respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 467
Fidelity Floating Rate Central Fund	6,659
Total	$ 7,126
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 241,807	$ -	$ 79,083	$ 156,804	5.6%
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,247	$ 14,888	$ 6,228	$ 131
Financials	24,612	9,851	12,019	2,742
Industrials	10,808	5,039	13	5,756
Information Technology	483	483	-	-
Materials	25,782	21,436	2,824	1,522
Utilities	158	158	-	-
Corporate Bonds	2,916,314	-	2,915,089	1,225
U.S. Government and Government Agency Obligations	1,861,942	-	1,861,942	-
U.S. Government Agency - Mortgage Securities	150,527	-	150,527	-
Asset-Backed Securities	3,106	-	3,106	-
Collateralized Mortgage Obligations	353,930	-	353,930	-
Commercial Mortgage Securities	5,240	-	5,240	-
Foreign Government and Government Agency Obligations	1,854,278	-	1,852,543	1,735
Floating Rate Loans	322,773	-	322,773	-
Sovereign Loan Participations	11,583	-	11,583	-
Fixed-Income Funds	156,804	156,804	-	-
Preferred Securities	20,414	-	20,414	-
Other	-	-	-	-
Money Market Funds	736,841	736,841	-	-
Total Investments in Securities:	$ 8,476,842	$ 945,500	$ 7,518,231	$ 13,111
Derivative Instruments:
Liabilities
Futures Contracts	$ (278)	$ (278)	$ -	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (420)	$ -	$ (420)	$ -
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,152
Total Realized Gain (Loss)	(2,683)
Total Unrealized Gain (Loss)	721
Cost of Purchases	8,671
Proceeds of Sales	(15,594)
Amortization/Accretion	(4)
Transfers in to Level 3	11,212
Transfers out of Level 3	(364)
Ending Balance	$ 13,111
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (2,426)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $8,394,432,000. Net unrealized appreciation aggregated $82,410,000, of which $392,317,000 related to appreciated investment securities and $309,907,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011